Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.6%)
	Air Products and Chemicals Inc.	11,244	3,232
	Ecolab Inc.	12,712	2,815
	Freeport-McMoRan Inc.	74,210	2,752
	Newmont Corp.	40,766	2,239
	Dow Inc.	37,896	2,082
	International Flavors & Fragrances Inc.	12,615	1,793
	Fastenal Co.	29,024	1,717
	Nucor Corp.	14,931	1,587
	Albemarle Corp.	5,896	1,571
	LyondellBasell Industries NV Class A	13,363	1,164
	International Paper Co.	20,130	916
	Avery Dennison Corp.	4,190	859
	Celanese Corp. Class A	5,587	846
	Eastman Chemical Co.	6,898	719
	CF Industries Holdings Inc.	10,938	663
	FMC Corp.	6,490	650
	Mosaic Co.	18,924	648
	Steel Dynamics Inc.	9,935	594
	Reliance Steel & Aluminum Co.	3,203	476
*	Cleveland-Cliffs Inc.	23,268	474
	Alcoa Corp.	9,615	447
	Olin Corp.	7,398	402
	Huntsman Corp.	10,803	342
	Royal Gold Inc.	3,380	338
	US Steel Corp.	13,702	310
	Valvoline Inc.	9,056	309
	Scotts Miracle-Gro Co.	2,115	306
	Ashland Global Holdings Inc.	2,749	278
	Element Solutions Inc.	12,040	275
	Avient Corp.	4,956	273
*	RBC Bearings Inc.	1,378	272
	Balchem Corp.	1,716	271
	UFP Industries Inc.	3,198	266
	Southern Copper Corp.	4,533	265
*	Livent Corp.	8,535	259
	Chemours Co.	8,646	257
*	Hexcel Corp.	4,541	233
*	Univar Solutions Inc.	8,873	230
	Sensient Technologies Corp.	2,319	226
	Timken Co.	3,423	225
	Commercial Metals Co.	6,640	205
	Quaker Chemical Corp.	743	169

		Shares	Market Value ($000)
	Mueller Industries Inc.	3,006	166
*	Ingevity Corp.	2,252	162
*	Arconic Corp.	6,077	162
*	MP Materials Corp.	3,689	162
	Hecla Mining Co.	27,100	150
	Westlake Chemical Corp.	1,594	148
	Cabot Corp.	2,686	141
	Boise Cascade Co.	1,993	129
	Tronox Holdings plc Class A	5,842	128
	GrafTech International Ltd.	10,498	122
	NewMarket Corp.	367	122
	Stepan Co.	1,020	115
*	Constellium SE Class A	6,276	110
	Minerals Technologies Inc.	1,587	104
	Innospec Inc.	1,179	96
	Trinseo plc	1,872	88
	Materion Corp.	980	83
	Compass Minerals International Inc.	1,618	79
*	Coeur Mining Inc.	13,530	76
	Worthington Industries Inc.	1,576	76
*	Novagold Resources Inc.	11,211	76
*	Kraton Corp.	1,467	68
	Kaiser Aluminum Corp.	726	65
*	Energy Fuels Inc.	7,117	62
	Carpenter Technology Corp.	2,211	61
	Schnitzer Steel Industries Inc. Class A	1,260	61
	AdvanSix Inc.	1,242	56
*	Amyris Inc.	8,183	56
*	GCP Applied Technologies Inc.	2,389	56
*	Orion Engineered Carbons SA	2,941	52
*	Sylvamo Corp.	1,667	51
	Schweitzer-Mauduit International Inc.	1,462	42
	Neenah Inc.	852	40
*	Uranium Energy Corp.	10,261	40
*	Meta Materials Inc.	10,304	38
*	US Silica Holdings Inc.	3,665	36
*	Century Aluminum Co.	2,305	31
*	Koppers Holdings Inc.	1,034	31
*	TimkenSteel Corp.	2,198	31
	Glatfelter Corp.	1,892	31
*	Gatos Silver Inc.	2,187	30
*	Clearwater Paper Corp.	715	29
	Hawkins Inc.	870	29
	Verso Corp. Class A	1,230	26
	Ecovyst Inc.	2,487	24
	Haynes International Inc.	528	21
	Omega Flex Inc.	161	19
*	Rayonier Advanced Materials Inc.	3,249	18
	Ryerson Holding Corp.	762	18
*	Intrepid Potash Inc.	437	18
*	Alto Ingredients Inc.	3,473	18
	American Vanguard Corp.	1,197	17
*	Unifi Inc.	686	14
	Tredegar Corp.	1,211	13
*	Ur-Energy Inc.	8,792	13
*	Northwest Pipe Co.	399	12
	Olympic Steel Inc.	514	10
	FutureFuel Corp.	1,191	9

		Shares	Market Value ($000)
*	NN Inc.	1,893	8
*	Zymergen Inc.	909	8
*	Perpetua Resources Corp.	1,339	7
*	Marrone Bio Innovations Inc.	6,510	5
*	Polymet Mining Corp.	1,458	4
			37,728
Consumer Discretionary (16.4%)
*	Amazon.com Inc.	22,079	77,433
*	Tesla Inc.	40,558	46,429
	Home Depot Inc.	54,084	21,667
*	Netflix Inc.	21,965	14,099
*	Walt Disney Co.	92,337	13,380
	Costco Wholesale Corp.	22,472	12,121
	NIKE Inc. Class B	63,004	10,663
	Walmart Inc.	72,861	10,246
	McDonald's Corp.	37,985	9,291
	Lowe's Cos. Inc.	35,972	8,798
	Starbucks Corp.	59,925	6,570
	Target Corp.	25,260	6,159
*	Booking Holdings Inc.	2,085	4,382
	TJX Cos. Inc.	61,315	4,255
*	General Motors Co.	69,884	4,044
	Estee Lauder Cos. Inc. Class A	11,632	3,863
	Ford Motor Co.	198,500	3,809
*	Uber Technologies Inc.	82,045	3,118
	Dollar General Corp.	11,987	2,653
*	Lululemon Athletica Inc.	5,795	2,633
*	Chipotle Mexican Grill Inc. Class A	1,426	2,344
	Activision Blizzard Inc.	39,307	2,303
*	Trade Desk Inc. Class A	21,730	2,247
	eBay Inc.	33,023	2,228
*	O'Reilly Automotive Inc.	3,453	2,204
*	Aptiv plc	13,695	2,196
*	Marriott International Inc. Class A	13,767	2,031
*	AutoZone Inc.	1,089	1,979
	Ross Stores Inc.	17,769	1,938
*	Hilton Worldwide Holdings Inc.	13,863	1,872
	Yum! Brands Inc.	15,173	1,864
	Electronic Arts Inc.	14,436	1,793
*	Etsy Inc.	6,428	1,765
	DR Horton Inc.	16,932	1,654
*	Spotify Technology SA	6,933	1,654
*	Dollar Tree Inc.	11,758	1,574
*	Copart Inc.	10,630	1,543
	Best Buy Co. Inc.	12,678	1,355
	Lennar Corp. Class A	12,662	1,330
*	Southwest Airlines Co.	29,909	1,328
	Tractor Supply Co.	5,872	1,323
*	Expedia Group Inc.	7,344	1,183
	VF Corp.	16,392	1,176
*	Delta Air Lines Inc.	32,321	1,170
*	CarMax Inc.	8,265	1,167
*	Carvana Co. Class A	3,932	1,103
	Pool Corp.	1,971	1,092
	Yum China Holdings Inc.	21,386	1,071
*	Ulta Beauty Inc.	2,715	1,042
	Garmin Ltd.	7,681	1,026
*	Burlington Stores Inc.	3,399	996

		Shares	Market Value ($000)
	Domino's Pizza Inc.	1,859	974
*	Take-Two Interactive Software Inc.	5,856	971
*	Wayfair Inc. Class A	3,860	957
*	Caesars Entertainment Inc.	10,419	938
	Bath & Body Works Inc.	12,400	932
	Genuine Parts Co.	7,190	918
	ViacomCBS Inc. Class B	29,405	910
	Darden Restaurants Inc.	6,553	904
*,1	AMC Entertainment Holdings Inc. Class A	26,114	886
*	NVR Inc.	162	847
	MGM Resorts International	20,472	810
*	Royal Caribbean Cruises Ltd.	11,220	783
	LKQ Corp.	13,897	777
*	Carnival Corp.	44,047	776
	Williams-Sonoma Inc.	3,824	745
*	Live Nation Entertainment Inc.	6,869	733
	Advance Auto Parts Inc.	3,317	732
	Omnicom Group Inc.	10,828	729
*	United Airlines Holdings Inc.	16,285	688
*	Avis Budget Group Inc.	2,471	679
	Whirlpool Corp.	3,075	670
	Vail Resorts Inc.	2,017	669
*	Floor & Decor Holdings Inc. Class A	5,174	667
	Interpublic Group of Cos. Inc.	19,911	661
	PulteGroup Inc.	12,931	647
*	GameStop Corp. Class A	3,269	641
*	Peloton Interactive Inc. Class A	14,550	640
*	Liberty Media Corp.-Liberty Formula One Class C	10,431	635
	Hasbro Inc.	6,478	628
*	Las Vegas Sands Corp.	17,145	611
*	Lyft Inc. Class A	14,631	594
	Fox Corp. Class A	16,497	589
*	American Airlines Group Inc.	32,761	580
*	Five Below Inc.	2,825	575
	Tapestry Inc.	14,061	564
*	Deckers Outdoor Corp.	1,385	561
	Service Corp. International	8,243	545
*	DraftKings Inc. Class A	15,560	538
*	SiteOne Landscape Supply Inc.	2,229	536
	BorgWarner Inc. (XNYS)	12,109	524
	Lear Corp.	3,048	511
*	Crocs Inc.	3,105	509
*	RH	871	508
*	BJ's Wholesale Club Holdings Inc.	7,080	468
	Macy's Inc.	16,041	457
*	Capri Holdings Ltd.	7,554	447
*	Wynn Resorts Ltd.	5,424	439
	Lithia Motors Inc. Class A	1,499	437
	News Corp. Class A	20,088	434
*	Penn National Gaming Inc.	8,385	430
	Churchill Downs Inc.	1,865	418
	Gentex Corp.	12,134	418
	Newell Brands Inc.	19,423	417
*	Liberty Media Corp.- Liberty SiriusXM Class C	8,458	414
	Kohl's Corp.	8,055	413
*	YETI Holdings Inc.	4,352	401
	New York Times Co. Class A	8,403	399
	Tempur Sealy International Inc.	9,234	396

		Shares	Market Value ($000)
	Aramark	11,709	391
	PVH Corp.	3,634	388
	Rollins Inc.	11,603	386
*	Bright Horizons Family Solutions Inc.	3,130	385
*	Mattel Inc.	17,895	380
*	Fox Factory Holding Corp.	2,153	378
	Dick's Sporting Goods Inc.	3,210	377
*	Norwegian Cruise Line Holdings Ltd.	19,266	376
*	Discovery Inc. Class C	16,445	373
	Wyndham Hotels & Resorts Inc.	4,684	372
	Toll Brothers Inc.	5,817	369
	Nielsen Holdings plc	18,210	349
*	Planet Fitness Inc. Class A	4,251	347
*	IAA Inc.	6,925	334
	Polaris Inc.	2,935	328
	Marriott Vacations Worldwide Corp.	2,136	326
	AMERCO	446	314
	Nexstar Media Group Inc. Class A	2,101	314
*	Scientific Games Corp. Class A	4,912	314
*	Zynga Inc. Class A	51,402	310
*	Skechers USA Inc. Class A	6,789	305
*	Helen of Troy Ltd.	1,253	301
*	QuantumScape Corp. Class A	10,393	300
	Texas Roadhouse Inc. Class A	3,593	298
	Harley-Davidson Inc.	8,060	295
	Thor Industries Inc.	2,792	295
*	AutoNation Inc.	2,371	294
*	Alaska Air Group Inc.	6,017	292
[1]	Sirius XM Holdings Inc.	47,450	289
*	Goodyear Tire & Rubber Co.	14,312	288
	Hanesbrands Inc.	17,553	283
	Leggett & Platt Inc.	6,929	280
	Ralph Lauren Corp. Class A	2,376	276
	Signet Jewelers Ltd.	2,715	264
	Fox Corp. Class B	7,639	257
*	Terminix Global Holdings Inc.	6,638	248
	Choice Hotels International Inc.	1,721	247
*	Under Armour Inc. Class A	10,480	247
	Wingstop Inc.	1,508	242
*	Boyd Gaming Corp.	4,112	241
	Carter's Inc.	2,327	235
	H&R Block Inc.	9,633	228
*	JetBlue Airways Corp.	16,996	228
	Murphy USA Inc.	1,313	228
	Travel + Leisure Co.	4,606	227
*	Meritage Homes Corp.	2,001	226
	TEGNA Inc.	11,348	224
*	Ollie's Bargain Outlet Holdings Inc.	3,494	216
*	Adient plc	5,078	216
	American Eagle Outfitters Inc.	8,249	214
*	Hilton Grand Vacations Inc.	4,513	214
*	Victoria's Secret & Co.	3,940	214
*	Skyline Champion Corp.	2,696	211
	Foot Locker Inc.	4,548	208
	Steven Madden Ltd.	4,374	208
*	National Vision Holdings Inc.	4,288	206
	Papa John's International Inc.	1,677	204
*	Chegg Inc.	7,201	201

		Shares	Market Value ($000)
*	Hyatt Hotels Corp. Class A	2,496	197
*	Taylor Morrison Home Corp. Class A	6,298	196
	Columbia Sportswear Co.	2,004	195
*	Asbury Automotive Group Inc.	1,186	194
*	Overstock.com Inc.	2,175	194
*	Sonos Inc.	6,131	194
	LCI Industries	1,254	191
*	Discovery Inc. Class A	8,129	189
	Lennar Corp. Class B	2,195	188
	Wendy's Co.	9,120	188
	KB Home	4,628	185
*	Liberty Media Corp.- Liberty SiriusXM Class A	3,744	183
*	Under Armour Inc. Class C	9,132	183
*	Grand Canyon Education Inc.	2,503	181
*	Madison Square Garden Sports Corp.	1,053	181
*	LGI Homes Inc.	1,236	178
*	Fisker Inc.	8,321	178
	Gap Inc.	10,662	176
*	Academy Sports & Outdoors Inc.	3,938	176
	Group 1 Automotive Inc.	900	175
*	Boot Barn Holdings Inc.	1,401	171
*	Coty Inc. Class A	17,292	168
*	Visteon Corp.	1,537	163
*	Callaway Golf Co.	5,854	158
	Cracker Barrel Old Country Store Inc.	1,298	158
*	frontdoor Inc.	4,505	156
[1]	PROG Holdings Inc.	3,383	153
	Penske Automotive Group Inc.	1,514	151
	Qurate Retail Inc. Series A	18,894	151
	Dana Inc.	6,900	148
*	Six Flags Entertainment Corp.	4,008	147
	Kontoor Brands Inc.	2,711	146
*	SeaWorld Entertainment Inc.	2,467	146
*	Gentherm Inc.	1,706	144
	Wolverine World Wide Inc.	4,599	143
*	Dorman Products Inc.	1,277	142
*	Leslie's Inc.	6,752	142
	Red Rock Resorts Inc. Class A	2,939	140
*	Revolve Group Inc.	1,843	140
	Rent-A-Center Inc.	3,141	139
*	Shake Shack Inc. Class A	1,908	139
	International Game Technology plc	5,150	139
*	Tri Pointe Homes Inc.	5,388	135
	MillerKnoll Inc.	3,532	134
*	Cavco Industries Inc.	444	132
	MDC Holdings Inc.	2,728	131
*	TripAdvisor Inc.	5,067	131
*	Allegiant Travel Co.	731	127
	News Corp. Class B	5,616	121
*	Nordstrom Inc.	5,734	121
	John Wiley & Sons Inc. Class A	2,307	120
	Winnebago Industries Inc.	1,662	120
*	Vista Outdoor Inc.	2,727	119
*	Copa Holdings SA Class A	1,688	118
*	Sabre Corp.	15,185	114
*	Abercrombie & Fitch Co. Class A	3,147	113
	World Wrestling Entertainment Inc. Class A	2,292	113
*	iHeartMedia Inc. Class A	5,784	113

		Shares	Market Value ($000)
*	Meredith Corp.	1,892	112
*	Cardlytics Inc.	1,635	111
	Monro Inc.	1,980	111
*	Urban Outfitters Inc.	3,500	111
	Century Communities Inc.	1,542	110
*	Spirit Airlines Inc.	5,236	110
*	Central Garden & Pet Co. Class A	2,506	109
	Gray Television Inc.	5,175	107
	Graham Holdings Co. Class B	185	105
	Rush Enterprises Inc. Class A	2,067	105
*	Sally Beauty Holdings Inc.	5,321	104
*	iRobot Corp.	1,347	102
	Acushnet Holdings Corp.	1,798	98
*	Bed Bath & Beyond Inc.	5,358	98
*	Houghton Mifflin Harcourt Co.	6,169	96
*	SkyWest Inc.	2,372	93
	Camping World Holdings Inc. Class A	2,073	91
*	Knowles Corp.	4,188	91
*	Sleep Number Corp.	1,103	88
*	ODP Corp.	2,274	86
	Dillard's Inc. Class A	311	85
*	Playtika Holding Corp.	4,913	85
*	Everi Holdings Inc.	4,048	84
*	KAR Auction Services Inc.	5,594	84
*	Cheesecake Factory Inc.	2,155	83
	HNI Corp.	2,088	83
	Jack in the Box Inc.	1,003	83
*	2U Inc.	3,419	81
*	Madison Square Garden Entertainment Corp.	1,224	81
*	Coursera Inc.	2,713	81
*	Liberty Media Corp.- Liberty Braves Class C	2,882	79
	PriceSmart Inc.	1,104	79
*	Driven Brands Holdings Inc.	2,544	79
*	Cinemark Holdings Inc.	5,006	78
*	M/I Homes Inc.	1,393	78
*	Stitch Fix Inc. Class A	3,129	78
	Inter Parfums Inc.	865	76
*	Lions Gate Entertainment Corp. Class B	5,584	76
	Matthews International Corp. Class A	2,185	76
*	Brinker International Inc.	2,101	73
*	Bloomin' Brands Inc.	4,074	72
	Big Lots Inc.	1,606	70
*	Malibu Boats Inc. Class A	1,010	70
	La-Z-Boy Inc.	2,075	69
	Oxford Industries Inc.	724	69
	Buckle Inc.	1,446	68
*	Dave & Buster's Entertainment Inc.	2,096	68
*,1	Blink Charging Co.	1,771	68
*	Adtalem Global Education Inc.	2,264	67
*	elf Beauty Inc.	2,209	67
*	Figs Inc. Class A	2,011	67
	Franchise Group Inc.	1,372	66
*	Stride Inc.	1,885	64
*	G-III Apparel Group Ltd.	2,140	63
*	XPEL Inc.	869	62
*	GoPro Inc. Class A	6,063	61
*	Bally's Corp.	1,585	61
*	Children's Place Inc.	694	60

		Shares	Market Value ($000)
	Strategic Education Inc.	1,130	60
	Sturm Ruger & Co. Inc.	835	60
*	RealReal Inc.	3,816	59
*,1	Canoo Inc.	4,968	59
	Hibbett Inc.	747	58
*	Dine Brands Global Inc.	791	57
*	MarineMax Inc.	1,044	56
*	Selectquote Inc.	6,228	56
*	Cars.com Inc.	3,323	55
*	Clear Channel Outdoor Holdings Inc.	17,596	54
*	AMC Networks Inc. Class A	1,400	54
*	Clean Energy Fuels Corp.	7,399	53
*	Arko Corp.	5,604	53
	EW Scripps Co. Class A	2,783	52
	Sinclair Broadcast Group Inc. Class A	2,238	52
*	Liberty Media Corp.- Liberty Formula One Class A	886	51
	Smith & Wesson Brands Inc.	2,242	51
*	Petco Health & Wellness Co. Inc. Class A	2,599	50
*	Rivian Automotive Inc. Class A	416	50
*	American Axle & Manufacturing Holdings Inc.	5,547	49
*	Zumiez Inc.	1,058	48
*	Sun Country Airlines Holdings Inc.	1,759	48
	Sonic Automotive Inc. Class A	1,048	47
	Standard Motor Products Inc.	938	47
	Steelcase Inc. Class A	4,236	47
*	Genesco Inc.	720	46
*	Hawaiian Holdings Inc.	2,519	46
	Laureate Education Inc. Class A	4,621	46
	Scholastic Corp.	1,225	46
*	Rush Street Interactive Inc.	2,542	45
*	Monarch Casino & Resort Inc.	631	43
	Winmark Corp.	171	43
*	WW International Inc.	2,558	43
*	Lions Gate Entertainment Corp. Class A	2,861	42
*	Viad Corp.	1,003	42
	Caleres Inc.	1,733	41
*	Imax Corp.	2,497	41
*	PowerSchool Holdings Inc. Class A	2,025	41
	Carriage Services Inc. Class A	779	40
	Guess? Inc.	1,770	40
	Interface Inc. Class A	2,828	40
*	Denny's Corp.	2,833	39
*	Designer Brands Inc. Class A	2,860	39
*	1-800-Flowers.com Inc. Class A	1,294	39
*	Lovesac Co.	595	38
*	Citi Trends Inc.	438	37
*	Golden Entertainment Inc.	797	37
*	Green Brick Partners Inc.	1,501	37
*	QuinStreet Inc.	2,300	35
	Shoe Carnival Inc.	889	35
*	Tupperware Brands Corp.	2,236	35
*	Accel Entertainment Inc. Class A	2,731	35
*	Gannett Co. Inc.	6,812	35
*	Sportsman's Warehouse Holdings Inc.	2,021	34
*	BJ's Restaurants Inc.	1,093	33
*	Perdoceo Education Corp.	3,299	33
*	Chico's FAS Inc.	5,586	32
*	Tenneco Inc. Class A	3,025	32

		Shares	Market Value ($000)
*	TravelCenters of America Inc.	605	32
	Aaron's Co. Inc.	1,460	32
*	Arlo Technologies Inc.	3,945	31
	Clarus Corp.	1,180	31
*	Quotient Technology Inc.	4,462	31
*	Vuzix Corp.	2,848	31
*	Mister Car Wash Inc.	1,938	31
	Movado Group Inc.	659	30
*	Fossil Group Inc.	2,433	29
*	Party City Holdco Inc.	5,358	29
	A-Mark Precious Metals Inc.	425	29
*	Latham Group Inc.	1,129	29
*	America's Car-Mart Inc.	288	28
*	Chuy's Holdings Inc.	978	28
*	Ruth's Hospitality Group Inc.	1,667	28
*	Purple Innovation Inc. Class A	2,705	28
*	CarParts.com Inc.	2,298	28
*	Beazer Homes USA Inc.	1,367	27
	Johnson Outdoors Inc. Class A	257	27
*	Liquidity Services Inc.	1,174	27
	RCI Hospitality Holdings Inc.	425	27
*	Corsair Gaming Inc.	1,198	27
*	Stoneridge Inc.	1,195	26
	ViacomCBS Inc. Class A	770	26
	OneWater Marine Inc. Class A	498	26
	Global Industrial Co.	653	26
*	AMMO Inc.	4,002	25
[1]	Big 5 Sporting Goods Corp.	1,010	24
*	Boston Omaha Corp. Class A	847	24
	Haverty Furniture Cos. Inc.	810	24
*	Hovnanian Enterprises Inc. Class A	249	24
*	OneSpaWorld Holdings Ltd.	2,564	24
	Ethan Allen Interiors Inc.	1,010	23
*	Master Craft Boat Holdings Inc.	831	23
*	Golden Nugget Online Gaming Inc.	1,863	23
*	Romeo Power Inc.	5,878	23
*	Frontier Group Holdings Inc.	1,691	23
*	Stagwell Inc.	3,024	23
*	Daily Journal Corp.	61	22
	Entravision Communications Corp. Class A	2,974	22
*	Universal Electronics Inc.	607	22
*	Funko Inc. Class A	1,283	21
*	Lindblad Expeditions Holdings Inc.	1,482	21
*	Marcus Corp.	1,198	21
*	Bluegreen Vacations Holding Class A	712	21
*	Lordstown Motors Corp. Class A	4,490	21
*	Conn's Inc.	928	20
*	Lumber Liquidators Holdings Inc.	1,283	20
*	Noodles & Co. Class A	1,968	20
*	Central Garden & Pet Co.	387	19
*	Century Casinos Inc.	1,377	18
*	Container Store Group Inc.	1,541	18
*	Turtle Beach Corp.	677	18
*	Integral Ad Science Holding Corp.	786	18
*	American Public Education Inc.	912	17
	Cato Corp. Class A	1,059	17
*	Genius Brands International Inc.	13,707	17
	Kimball International Inc. Class B	1,691	17

		Shares	Market Value ($000)
	Tilly's Inc. Class A	1,108	17
*	Lands' End Inc.	694	16
*	American Outdoor Brands Inc.	661	16
*	Cooper-Standard Holdings Inc.	663	15
*	Kirkland's Inc.	678	15
*	Esports Technologies Inc.	512	15
	Krispy Kreme Inc.	1,023	15
*	Vera Bradley Inc.	1,433	14
*	Full House Resorts Inc.	1,583	14
*	Alta Equipment Group Inc.	969	14
*,1	Arcimoto Inc.	1,329	14
*	Shift Technologies Inc.	3,014	14
*	Traeger Inc.	1,061	14
*	Snap One Holdings Corp.	646	14
*	Barnes & Noble Education Inc.	1,856	13
*	Eastman Kodak Co.	2,174	13
*	Motorcar Parts of America Inc.	818	13
*	Thryv Holdings Inc.	327	13
*	ONE Group Hospitality Inc.	983	13
*	Entercom Communications Corp. Class A	5,246	13
*	European Wax Center Inc. Class A	474	13
*	El Pollo Loco Holdings Inc.	948	12
	Hooker Furnishings Corp.	498	12
*	Mesa Air Group Inc.	1,765	12
*	Red Robin Gourmet Burgers Inc.	752	12
	Rush Enterprises Inc. Class B	245	12
*	Instructure Holdings Inc.	559	12
*	Duluth Holdings Inc. Class B	760	11
	Superior Group of Cos. Inc.	500	11
*	Kura Sushi USA Inc. Class A	174	11
*	Casper Sleep Inc.	1,620	11
*	Neogames SA	315	11
*	Weber Inc. Class A	797	11
	Del Taco Restaurants Inc.	1,358	10
	Flexsteel Industries Inc.	337	10
*	Nautilus Inc.	1,444	10
*	PlayAGS Inc.	1,339	10
	Rocky Brands Inc.	282	10
*	CarLotz Inc.	3,473	10
*	Torrid Holdings Inc.	617	10
*	F45 Training Holdings Inc.	953	10
	Escalade Inc.	523	9
*	Fiesta Restaurant Group Inc.	999	9
	Lifetime Brands Inc.	528	9
	Nathan's Famous Inc.	141	9
*	CuriosityStream Inc.	1,264	9
*	XL Fleet Corp.	1,936	9
*	Liberty Media Corp.- Liberty Braves Class A	276	8
	National CineMedia Inc.	2,831	8
*	VOXX International Corp. Class A	792	8
*	Lazydays Holdings Inc.	370	8
*	Drive Shack Inc.	4,173	7
*	Liberty TripAdvisor Holdings Inc. Class A	3,372	7
	Bassett Furniture Industries Inc.	470	7
*	Eros STX Global Corp.	17,114	6
*	Legacy Housing Corp.	255	6
*	Aterian Inc.	1,261	6
*	Outbrain Inc.	411	6

		Shares	Market Value ($000)
*	Biglari Holdings Inc. Class B	37	5
	Carrols Restaurant Group Inc.	1,595	5
*	HyreCar Inc.	884	5
	NL Industries Inc.	759	5
	JOANN Inc.	585	5
*	Hall of Fame Resort & Entertainment Co.	2,783	5
*	Landsea Homes Corp.	645	5
*	Stonemor Inc.	2,084	5
*	LiveOne Inc.	2,694	5
	Hamilton Beach Brands Holding Co. Class A	282	4
*	Revlon Inc. Class A	358	4
	Marine Products Corp.	357	4
*	Emerald Holding Inc.	1,078	4
*	Chicken Soup For The Soul Entertainment Inc.	337	4
*	Xponential Fitness Inc. Class A	222	4
*	Portillo's Inc. Class A	107	4
*	Fluent Inc.	1,630	3
*	Regis Corp.	1,046	3
*	Dutch Bros Inc. Class A	50	3
*	First Watch Restaurant Group Inc.	147	3
*	Sweetgreen Inc. Class A	65	3
*	Brilliant Earth Group Inc. Class A	113	2
*	Solo Brands Inc. Class A	94	2
*	Rent the Runway Inc. Class A	170	2
*	Arhaus Inc.	231	2
*	Udemy Inc.	40	1
			386,982
Consumer Staples (4.4%)
	Procter & Gamble Co.	123,597	17,870
	PepsiCo Inc.	70,139	11,207
	Coca-Cola Co.	197,147	10,340
	Philip Morris International Inc.	79,255	6,811
	CVS Health Corp.	66,949	5,962
	Mondelez International Inc. Class A	70,804	4,173
	Altria Group Inc.	93,913	4,004
	Colgate-Palmolive Co.	42,131	3,161
	Kimberly-Clark Corp.	17,108	2,229
	General Mills Inc.	30,987	1,914
	Constellation Brands Inc. Class A	8,105	1,826
	Archer-Daniels-Midland Co.	28,231	1,756
	Sysco Corp.	24,888	1,743
	McKesson Corp.	7,860	1,704
	Corteva Inc.	37,539	1,689
	Walgreens Boots Alliance Inc.	36,559	1,638
	Kroger Co.	38,190	1,586
*	Monster Beverage Corp.	18,799	1,575
	Hershey Co.	7,436	1,320
	Keurig Dr Pepper Inc.	35,966	1,222
	Kraft Heinz Co.	35,306	1,187
	Tyson Foods Inc. Class A	14,636	1,156
	Church & Dwight Co. Inc.	12,652	1,131
	McCormick & Co. Inc.	12,810	1,099
	Clorox Co.	6,293	1,025
	AmerisourceBergen Corp. Class A	7,604	880
	Kellogg Co.	13,042	798
	Conagra Brands Inc.	23,563	720
	Brown-Forman Corp. Class B	9,981	702
	J M Smucker Co.	5,260	665

		Shares	Market Value ($000)
	Hormel Foods Corp.	14,542	602
	Bunge Ltd.	6,938	601
*	Darling Ingredients Inc.	8,253	557
	Molson Coors Beverage Co. Class B	9,173	408
	Campbell Soup Co.	9,962	402
	Lamb Weston Holdings Inc.	7,570	393
	Casey's General Stores Inc.	1,929	375
*	US Foods Holding Corp	11,562	363
*	Performance Food Group Co.	7,846	316
	Ingredion Inc.	3,368	314
	Albertsons Cos. Inc. Class A	8,223	289
*	Post Holdings Inc.	2,965	286
	Flowers Foods Inc.	10,001	258
	Spectrum Brands Holdings Inc.	2,320	232
*	Freshpet Inc.	2,120	229
*	Boston Beer Co. Inc. Class A	474	214
*	Beyond Meat Inc.	3,001	211
*	Herbalife Nutrition Ltd.	5,253	196
	Sanderson Farms Inc.	1,039	195
*	Celsius Holdings Inc.	2,810	192
*	Hain Celestial Group Inc.	4,612	182
*	Simply Good Foods Co.	4,667	173
	WD-40 Co.	763	171
	Coca-Cola Consolidated Inc.	266	152
	Primo Water Corp.	8,913	148
	Energizer Holdings Inc.	3,924	146
*	Sprouts Farmers Market Inc.	5,408	143
*	United Natural Foods Inc.	2,853	142
	Vector Group Ltd.	8,680	135
*	Grocery Outlet Holding Corp.	4,489	130
	Lancaster Colony Corp.	886	130
	Medifast Inc.	607	125
	Brown-Forman Corp. Class A	1,845	121
	Edgewell Personal Care Co.	2,815	120
*	Beauty Health Co.	4,523	117
	Nu Skin Enterprises Inc. Class A	2,544	112
*	Hostess Brands Inc. Class A	6,275	107
	B&G Foods Inc.	3,370	102
	J & J Snack Foods Corp.	679	93
*	TreeHouse Foods Inc.	2,521	92
	Reynolds Consumer Products Inc.	2,660	78
*	USANA Health Sciences Inc.	677	67
*	Pilgrim's Pride Corp.	2,357	66
	Cal-Maine Foods Inc.	1,746	63
*	Hydrofarm Holdings Group Inc.	1,831	60
	National Beverage Corp.	1,085	56
	Weis Markets Inc.	869	55
	MGP Ingredients Inc.	689	54
	Universal Corp.	1,135	53
	Andersons Inc.	1,525	52
	Ingles Markets Inc. Class A	651	50
*	Chefs' Warehouse Inc.	1,523	47
	Seaboard Corp.	12	47
*	BellRing Brands Inc. Class A	1,930	42
*	PLBY Group Inc.	1,095	42
	Fresh Del Monte Produce Inc.	1,637	41
*	GrowGeneration Corp.	2,512	41
	SpartanNash Co.	1,552	37

		Shares	Market Value ($000)
*,1	Tattooed Chef Inc.	2,273	37
	John B Sanfilippo & Son Inc.	435	36
	Utz Brands Inc.	2,570	36
	ACCO Brands Corp.	4,217	35
*	Rite Aid Corp.	2,689	33
	Calavo Growers Inc.	792	32
*	Mission Produce Inc.	1,806	32
	PetMed Express Inc.	1,026	28
	Turning Point Brands Inc.	680	26
	Tootsie Roll Industries Inc.	764	24
*	Veru Inc.	3,154	24
*	Vital Farms Inc.	1,284	22
*	Whole Earth Brands Inc.	1,819	19
*	Duckhorn Portfolio Inc.	982	19
*	22nd Century Group Inc.	7,305	18
*,1	AppHarvest Inc.	3,250	16
*	HF Foods Group Inc.	1,690	12
	Nature's Sunshine Products Inc.	687	12
*	Olaplex Holdings Inc.	457	12
*	Seneca Foods Corp. Class A	267	11
*	Honest Co. Inc.	1,205	10
*	Landec Corp.	1,164	9
	Limoneira Co.	630	9
	Oil-Dri Corp. of America	226	8
*	NewAge Inc.	6,726	8
*	AquaBounty Technologies Inc.	2,649	7
	Natural Grocers by Vitamin Cottage Inc.	516	7
	Village Super Market Inc. Class A	353	7
*	Laird Superfood Inc.	314	4
*	Zevia PBC Class A	541	4
*	Sovos Brands Inc.	256	4
*	Greenlane Holdings Inc. Class A	1,423	2
*	Vita Coco Co. Inc.	131	2
*	MedAvail Holdings Inc.	591	1
			103,884
Energy (2.9%)
	Exxon Mobil Corp.	215,518	12,897
	Chevron Corp.	98,413	11,108
	ConocoPhillips	68,755	4,822
	EOG Resources Inc.	29,584	2,574
	Schlumberger NV	70,867	2,032
	Marathon Petroleum Corp.	32,348	1,968
	Pioneer Natural Resources Co.	10,916	1,947
*	Enphase Energy Inc.	6,678	1,669
	Williams Cos. Inc.	61,499	1,648
	Phillips 66	22,267	1,540
	Kinder Morgan Inc.	98,662	1,525
	Devon Energy Corp.	34,434	1,448
	Valero Energy Corp.	20,738	1,388
	ONEOK Inc.	22,604	1,353
	Occidental Petroleum Corp.	42,989	1,275
	Cheniere Energy Inc.	11,927	1,250
	Hess Corp.	14,136	1,053
*	Plug Power Inc.	25,853	1,030
	Diamondback Energy Inc.	9,204	982
	Halliburton Co.	44,779	967
	Baker Hughes Co. Class A	37,493	875
	Coterra Energy Inc.	40,757	818

		Shares	Market Value ($000)
	Marathon Oil Corp.	40,084	621
	Targa Resources Corp.	11,460	592
*	First Solar Inc.	5,410	560
	APA Corp.	19,309	498
	Ovintiv Inc. (XNYS)	13,445	467
	Texas Pacific Land Corp.	300	363
	Chesapeake Energy Corp.	5,182	309
*	EQT Corp.	15,815	307
	PDC Energy Inc.	5,206	263
*	Antero Resources Corp.	14,779	260
	HollyFrontier Corp.	7,659	248
*	Range Resources Corp.	12,428	243
*	NOV Inc.	20,394	243
	Matador Resources Co.	5,850	230
	DTE Midstream LLC	4,906	225
*	ChampionX Corp.	10,746	219
*	Denbury Inc.	2,727	217
	Murphy Oil Corp.	8,009	213
	Equitrans Midstream Corp.	21,970	211
	Antero Midstream Corp.	18,306	178
	SM Energy Co.	6,113	177
	California Resources Corp.	4,203	164
*	Southwestern Energy Co.	34,760	156
	Continental Resources Inc.	3,390	150
*	Shoals Technologies Group Inc. Class A	5,188	146
*	FuelCell Energy Inc.	16,428	143
	Arcosa Inc.	2,782	142
*	CNX Resources Corp.	10,269	140
*	ChargePoint Holdings Inc.	5,372	137
*	Ameresco Inc. Class A	1,495	135
*	Whiting Petroleum Corp.	2,051	133
	Helmerich & Payne Inc.	5,834	131
	Magnolia Oil & Gas Corp. Class A	6,667	126
	Oasis Petroleum Inc.	1,048	126
	Civitas Resources Inc.	2,407	123
	Cactus Inc. Class A	3,203	117
*	Array Technologies Inc.	6,449	116
*	SunPower Corp.	3,940	113
*	Renewable Energy Group Inc.	2,286	109
*	Callon Petroleum Co.	1,908	97
*	Green Plains Inc.	2,243	87
	World Fuel Services Corp.	2,864	72
*	Kosmos Energy Ltd.	19,619	72
	Patterson-UTI Energy Inc.	8,949	63
*	Golar LNG Ltd.	4,994	59
*	PBF Energy Inc. Class A	4,584	57
*	Tellurian Inc.	17,046	56
*	Centennial Resource Development Inc. Class A	8,786	55
*	Gevo Inc.	9,476	54
	Arch Resources Inc.	700	54
*	Oceaneering International Inc.	4,832	52
	Warrior Met Coal Inc.	2,345	50
*	Stem Inc.	2,263	48
	Northern Oil and Gas Inc.	2,307	47
*	Delek US Holdings Inc.	2,938	46
	Archrock Inc.	6,111	45
*	NOW Inc.	5,354	45
	Brigham Minerals Inc. Class A	1,997	41

		Shares	Market Value ($000)
*	Liberty Oilfield Services Inc. Class A	4,352	40
*	Peabody Energy Corp.	3,786	38
*	CONSOL Energy Inc.	1,665	37
*	Comstock Resources Inc.	4,457	36
*	Laredo Petroleum Inc.	609	36
*	ProPetro Holding Corp.	4,144	34
*	DMC Global Inc.	902	33
	New Fortress Energy Inc. Class A	1,294	32
*	Bristow Group Inc.	1,089	32
*	Dril-Quip Inc.	1,643	31
*	Par Pacific Holdings Inc.	2,240	30
*	TPI Composites Inc.	1,678	30
*	NexTier Oilfield Solutions Inc.	8,377	30
*	Nabors Industries Ltd. (XNYS)	348	28
*	MRC Global Inc.	3,916	27
*	Centrus Energy Corp. Class A	460	26
*	Contango Oil & Gas Co.	7,129	25
	SunCoke Energy Inc.	4,022	24
	Berry Corp.	2,724	22
*	Aemetis Inc.	1,118	21
*	Helix Energy Solutions Group Inc.	6,960	21
*	Ranger Oil Corp. Class A	775	21
*	Tidewater Inc.	2,062	21
	CVR Energy Inc.	1,300	20
*	REX American Resources Corp.	217	20
*	National Energy Services Reunited Corp.	1,924	19
*	American Superconductor Corp.	1,401	18
*	Talos Energy Inc.	1,786	18
*	TETRA Technologies Inc.	5,944	16
*	Expro Group Holdings NV	1,167	16
*	Earthstone Energy Inc. Class A	1,450	15
*	Oil States International Inc.	2,907	15
*	Select Energy Services Inc. Class A	2,560	15
*	RPC Inc.	3,362	14
*	W&T Offshore Inc.	4,218	14
*	Beam Global	444	12
*	FTS International Inc. Class A	448	12
*	Newpark Resources Inc.	4,046	11
*	Matrix Service Co.	1,127	10
	Solaris Oilfield Infrastructure Inc. Class A	1,519	10
	Altus Midstream Co. Class A	163	10
	Falcon Minerals Corp.	1,756	8
*	FTC Solar Inc.	963	8
*	Advent Technologies Holdings Inc.	876	7
*	Fluence Energy Inc.	122	4
	Riley Exploration Permian Inc.	119	2
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	126	1
			67,290
Financials (11.1%)
*	Berkshire Hathaway Inc. Class B	94,335	26,102
	JPMorgan Chase & Co.	150,926	23,972
	Bank of America Corp.	376,511	16,743
	Wells Fargo & Co.	210,439	10,055
	BlackRock Inc.	7,264	6,571
	Morgan Stanley	69,217	6,563
	Citigroup Inc.	102,919	6,556
	Goldman Sachs Group Inc.	16,767	6,388
	Charles Schwab Corp.	76,525	5,922

		Shares	Market Value ($000)
	S&P Global Inc.	12,233	5,575
	Blackstone Inc.	34,658	4,902
	PNC Financial Services Group Inc.	21,565	4,248
	Marsh & McLennan Cos. Inc.	25,806	4,233
	Truist Financial Corp.	68,231	4,047
	CME Group Inc.	18,232	4,021
	Chubb Ltd.	22,191	3,983
	US Bancorp	68,247	3,777
	Intercontinental Exchange Inc.	28,239	3,691
	Aon plc Class A (XNYS)	11,381	3,366
	Moody's Corp.	8,243	3,220
	Progressive Corp.	29,676	2,758
	MSCI Inc. Class A	4,076	2,566
	American International Group Inc.	43,619	2,294
	T Rowe Price Group Inc.	11,398	2,279
	Bank of New York Mellon Corp.	40,054	2,195
	MetLife Inc.	36,906	2,165
	KKR & Co. Inc.	28,157	2,096
	Prudential Financial Inc.	19,654	2,010
*	SVB Financial Group	2,872	1,988
	First Republic Bank	9,024	1,892
	Travelers Cos. Inc.	12,712	1,868
	Aflac Inc.	33,571	1,818
	Arthur J Gallagher & Co.	10,392	1,693
	Ameriprise Financial Inc.	5,777	1,673
	State Street Corp.	18,549	1,650
	Discover Financial Services	15,234	1,643
	Allstate Corp.	14,944	1,625
	Willis Towers Watson plc	6,554	1,480
	Fifth Third Bancorp	35,000	1,475
	Northern Trust Corp.	10,480	1,213
	Nasdaq Inc.	5,919	1,203
	Hartford Financial Services Group Inc.	17,697	1,170
	Huntington Bancshares Inc.	74,666	1,108
	Regions Financial Corp.	48,219	1,097
	KeyCorp	47,637	1,069
	Citizens Financial Group Inc.	21,263	1,005
	Broadridge Financial Solutions Inc.	5,860	988
	M&T Bank Corp.	6,428	942
	Principal Financial Group Inc.	13,277	911
	Signature Bank	3,011	910
	Raymond James Financial Inc.	9,253	909
	FactSet Research Systems Inc.	1,916	898
	Cincinnati Financial Corp.	7,609	867
	Ally Financial Inc.	18,132	831
*	Markel Corp.	673	804
*	Arch Capital Group Ltd.	19,008	768
	Brown & Brown Inc.	11,584	746
	Cboe Global Markets Inc.	5,396	696
	Fidelity National Financial Inc.	13,757	673
	MarketAxess Holdings Inc.	1,896	669
	Apollo Global Management Inc. Class A	9,183	650
	LPL Financial Holdings Inc.	4,034	636
	Lincoln National Corp.	9,576	635
	Equitable Holdings Inc.	19,348	609
	Loews Corp.	10,856	580
	Ares Management Corp. Class A	7,110	577
	Annaly Capital Management Inc.	70,058	567

		Shares	Market Value ($000)
	Western Alliance Bancorp	5,134	564
	Comerica Inc.	6,734	556
	East West Bancorp Inc.	7,196	554
	W R Berkley Corp.	6,929	531
	Tradeweb Markets Inc. Class A	5,338	512
	Everest Re Group Ltd.	1,991	510
	Zions Bancorp NA	8,049	508
*	Athene Holding Ltd. Class A	5,843	479
	Franklin Resources Inc.	14,692	476
*	Upstart Holdings Inc.	2,297	471
	American Financial Group Inc.	3,447	461
	First Horizon Corp.	27,818	449
	Carlyle Group Inc.	8,196	448
	Assurant Inc.	2,889	439
	Globe Life Inc.	5,050	437
*	Alleghany Corp.	670	433
	Jefferies Financial Group Inc.	10,987	413
	AGNC Investment Corp.	25,856	395
	First American Financial Corp.	5,278	392
	Invesco Ltd.	17,036	380
	Janus Henderson Group plc	8,697	372
	RenaissanceRe Holdings Ltd.	2,412	372
	Morningstar Inc.	1,195	371
	People's United Financial Inc.	21,792	371
	Cullen/Frost Bankers Inc.	2,939	370
	Stifel Financial Corp.	5,215	370
	Commerce Bancshares Inc.	5,290	369
	Pinnacle Financial Partners Inc.	3,787	361
	Voya Financial Inc.	5,809	361
	Affiliated Managers Group Inc.	2,117	360
	Starwood Property Trust Inc.	14,125	353
	Synovus Financial Corp.	7,470	338
	First Financial Bankshares Inc.	6,724	336
	Old Republic International Corp.	13,880	333
	Reinsurance Group of America Inc.	3,505	333
	SEI Investments Co.	5,359	320
	Prosperity Bancshares Inc.	4,478	319
	Glacier Bancorp Inc.	5,702	310
	Popular Inc.	3,947	307
	Interactive Brokers Group Inc. Class A	4,042	298
	Primerica Inc.	2,020	297
	Cadence Bank	9,885	289
	Bank OZK	6,408	286
	SLM Corp.	16,071	286
	SouthState Corp.	3,639	284
	Valley National Bancorp	20,980	282
	Houlihan Lokey Inc. Class A	2,568	279
	OneMain Holdings Inc.	5,563	277
*	Credit Acceptance Corp.	439	274
	New York Community Bancorp Inc.	22,879	274
	Wintrust Financial Corp.	3,132	274
	PacWest Bancorp	6,055	271
	Evercore Inc. Class A	1,944	270
	Webster Financial Corp.	4,949	267
	Sterling Bancorp	10,704	266
	United Bankshares Inc.	7,071	253
	UMB Financial Corp.	2,510	252
*	Silvergate Capital Corp. Class A	1,228	251

		Shares	Market Value ($000)
*	Trupanion Inc.	2,014	248
	CIT Group Inc.	4,994	245
	First Citizens BancShares Inc. Class A	305	245
	Blackstone Mortgage Trust Inc. Class A	8,147	244
*	Marathon Digital Holdings Inc.	4,770	244
	New Residential Investment Corp.	22,888	243
	Selective Insurance Group Inc.	3,216	243
	Unum Group	10,420	241
	Kinsale Capital Group Inc.	1,151	239
	MGIC Investment Corp.	16,908	238
	Erie Indemnity Co. Class A	1,278	237
	Umpqua Holdings Corp.	12,296	234
	Hanover Insurance Group Inc.	1,916	233
	Essent Group Ltd.	5,599	233
	Hancock Whitney Corp.	4,784	229
*	Brighthouse Financial Inc.	4,623	225
	Community Bank System Inc.	3,149	223
	RLI Corp.	2,166	223
	ServisFirst Bancshares Inc.	2,766	222
	Walker & Dunlop Inc.	1,573	221
	Lazard Ltd. Class A	5,106	218
	FNB Corp.	18,622	217
	Axis Capital Holdings Ltd.	4,347	216
	Pacific Premier Bancorp Inc.	5,502	213
	BankUnited Inc.	5,267	209
	Independent Bank Corp. (XNGS)	2,648	209
	Chimera Investment Corp.	13,110	208
	Home BancShares Inc.	8,701	208
	Moelis & Co. Class A	3,312	203
	Radian Group Inc.	9,960	203
	Hamilton Lane Inc. Class A	1,839	195
	Bank of Hawaii Corp.	2,380	190
	Eastern Bankshares Inc.	9,422	190
*	Focus Financial Partners Inc. Class A	3,075	189
	Assured Guaranty Ltd.	3,834	188
	Ameris Bancorp	3,817	186
*	Axos Financial Inc.	3,251	184
	Kemper Corp.	3,319	184
	Federated Hermes Inc.	5,318	179
	Navient Corp.	8,399	166
	First Hawaiian Inc.	6,250	164
	Investors Bancorp Inc.	10,863	162
	Piper Sandler Cos.	980	162
*	LendingClub Corp.	4,884	160
*	Riot Blockchain Inc.	4,274	160
*	Triumph Bancorp Inc.	1,256	160
*	Texas Capital Bancshares Inc.	2,827	159
	White Mountains Insurance Group Ltd.	159	159
	Associated Banc-Corp.	7,185	157
	BOK Financial Corp.	1,479	153
	Cathay General Bancorp	3,544	149
	Columbia Banking System Inc.	4,494	148
	Artisan Partners Asset Management Inc. Class A	3,292	147
	Simmons First National Corp. Class A	5,063	147
*	Enstar Group Ltd.	656	146
	American Equity Investment Life Holding Co.	4,305	145
	Live Oak Bancshares Inc.	1,632	145
*	Cannae Holdings Inc.	4,776	141

		Shares	Market Value ($000)
	FirstCash Inc.	2,202	141
*	Mr Cooper Group Inc.	3,596	141
	United Community Banks Inc.	4,124	141
	Flagstar Bancorp Inc.	3,010	140
	Arbor Realty Trust Inc.	7,890	138
	CNO Financial Group Inc.	6,000	136
	Virtu Financial Inc. Class A	4,812	136
	Old National Bancorp	7,669	135
	WesBanco Inc.	4,046	132
	Cohen & Steers Inc.	1,450	130
	First BanCorp. (XNYS)	9,777	130
	Renasant Corp.	3,548	129
	Santander Consumer USA Holdings Inc.	3,036	127
	Independent Bank Group Inc.	1,782	124
*	Open Lending Corp. Class A	5,311	123
	Goosehead Insurance Inc. Class A	904	119
	CVB Financial Corp.	6,168	118
	Fulton Financial Corp.	7,472	118
	Atlantic Union Bankshares Corp.	3,570	116
*	PRA Group Inc.	2,729	116
	WSFS Financial Corp.	2,231	111
	International Bancshares Corp.	2,518	106
	Argo Group International Holdings Ltd.	1,951	106
	First Financial Bancorp	4,524	104
	First Midwest Bancorp Inc.	5,293	104
	Washington Federal Inc.	3,187	104
	Rocket Cos. Inc. Class A	6,693	104
	Hilltop Holdings Inc.	2,992	102
*	Genworth Financial Inc. Class A	26,376	101
	Sandy Spring Bancorp Inc.	2,144	101
	Virtus Investment Partners Inc.	341	101
	First Merchants Corp.	2,507	100
*	Lemonade Inc.	1,992	99
	PennyMac Financial Services Inc.	1,545	98
	First Bancorp (XNGS)	2,190	97
	Banner Corp.	1,658	95
	Towne Bank	3,090	95
	Veritex Holdings Inc.	2,372	94
*,1	Encore Capital Group Inc.	1,598	93
*	Palomar Holdings Inc.	1,266	93
	Stewart Information Services Corp.	1,298	92
	Great Western Bancorp Inc.	2,690	90
	Meta Financial Group Inc.	1,489	89
	Park National Corp.	674	88
	Trustmark Corp.	2,886	88
	Apollo Commercial Real Estate Finance Inc.	6,441	87
	Heartland Financial USA Inc.	1,839	87
	Two Harbors Investment Corp.	14,806	87
*	Customers Bancorp Inc.	1,487	86
	MFA Financial Inc.	20,135	86
	Seacoast Banking Corp. of Florida	2,552	86
	Bank of NT Butterfield & Son Ltd.	2,337	86
	PJT Partners Inc. Class A	1,122	85
	Lakeland Financial Corp.	1,187	84
	Eagle Bancorp Inc.	1,470	83
	Hope Bancorp Inc.	5,778	83
	Brightsphere Investment Group Inc.	2,754	83
*	BRP Group Inc. Class A	2,237	83

		Shares	Market Value ($000)
	Provident Financial Services Inc.	3,444	81
	StepStone Group Inc. Class A	1,934	80
*	NMI Holdings Inc. Class A	4,006	79
	PennyMac Mortgage Investment Trust	4,555	79
	First Interstate BancSystem Inc. Class A	1,915	78
	Enterprise Financial Services Corp.	1,665	77
	iStar Inc.	3,170	77
	American National Group Inc.	403	76
	Horace Mann Educators Corp.	2,031	75
	Mercury General Corp.	1,473	75
	Northwest Bancshares Inc.	5,675	75
	B Riley Financial Inc.	952	74
	NBT Bancorp Inc.	2,056	74
	BGC Partners Inc. Class A	16,158	72
*	Bancorp Inc.	2,538	72
	Capitol Federal Financial Inc.	6,303	72
	Stock Yards Bancorp Inc.	1,209	72
	Banc of California Inc.	3,643	71
	Nelnet Inc. Class A	829	71
*	Enova International Inc.	1,771	68
	New York Mortgage Trust Inc.	18,195	68
	Westamerica BanCorp.	1,268	68
	First Commonwealth Financial Corp.	4,430	67
	Redwood Trust Inc.	5,146	66
	FB Financial Corp.	1,486	64
	First Busey Corp.	2,471	64
	Berkshire Hills Bancorp Inc.	2,272	61
*	LendingTree Inc.	537	61
	National Bank Holdings Corp. Class A	1,439	61
	ProAssurance Corp.	2,644	61
	Ladder Capital Corp. Class A	5,250	60
	OFG Bancorp	2,475	60
	Brookline Bancorp Inc.	3,732	58
	Southside Bancshares Inc.	1,391	57
	CNA Financial Corp.	1,350	56
	Broadmark Realty Capital Inc.	6,248	56
	Dime Community Bancshares Inc.	1,624	56
	ConnectOne Bancorp Inc.	1,666	54
	Federal Agricultural Mortgage Corp. Class C	445	54
	OceanFirst Financial Corp.	2,644	54
	S&T Bancorp Inc.	1,811	54
	Premier Financial Corp.	1,843	54
	City Holding Co.	679	53
	Tompkins Financial Corp.	674	53
	TriCo Bancshares	1,269	53
	Safety Insurance Group Inc.	668	52
	HomeStreet Inc.	1,022	50
	Farmers National Banc Corp.	2,766	49
	First Foundation Inc.	1,935	49
	BancFirst Corp.	757	48
	Cowen Inc. Class A	1,364	48
	Employers Holdings Inc.	1,254	48
	AMERISAFE Inc.	881	47
	James River Group Holdings Ltd.	1,739	46
*	StoneX Group Inc.	820	46
	German American Bancorp Inc.	1,155	45
	Washington Trust Bancorp Inc.	831	45
	Kearny Financial Corp.	3,449	44

		Shares	Market Value ($000)
	Origin Bancorp Inc.	1,051	44
	State Auto Financial Corp.	857	44
	Preferred Bank	632	43
	Ready Capital Corp.	2,797	43
*	World Acceptance Corp.	210	43
	Invesco Mortgage Capital Inc.	13,877	42
	Lakeland Bancorp Inc.	2,338	42
*	TriState Capital Holdings Inc.	1,411	42
	Bryn Mawr Bank Corp.	919	41
	QCR Holdings Inc.	766	41
	TFS Financial Corp.	2,287	41
	WisdomTree Investments Inc.	6,755	41
	Horizon Bancorp Inc.	2,082	40
	ARMOUR Residential REIT Inc.	3,968	39
*	Blucora Inc.	2,398	39
	1st Source Corp.	835	39
	Ellington Financial Inc.	2,291	38
	First Bancorp Inc. (XNMS)	984	38
	Heritage Financial Corp.	1,628	38
	Brightspire Capital Inc. Class A	4,085	38
	Northfield Bancorp Inc.	2,211	37
	Peoples Bancorp Inc.	1,202	37
	Univest Financial Corp.	1,299	36
*	Ambac Financial Group Inc.	2,348	35
*	Metropolitan Bank Holding Corp.	374	35
	Allegiance Bancshares Inc.	845	34
*	Assetmark Financial Holdings Inc.	1,322	34
	First Mid Bancshares Inc.	808	34
	Flushing Financial Corp.	1,432	34
	Byline Bancorp Inc.	1,272	33
	Camden National Corp.	720	33
	Central Pacific Financial Corp.	1,244	33
	Granite Point Mortgage Trust Inc.	2,650	33
	Hanmi Financial Corp.	1,484	33
*	Nicolet Bankshares Inc.	466	33
*	CrossFirst Bankshares Inc.	2,348	33
*	SiriusPoint Ltd.	4,343	33
*	Columbia Financial Inc.	1,733	32
	Community Trust Bancorp Inc.	760	32
	HarborOne Bancorp Inc.	2,318	32
	KKR Real Estate Finance Trust Inc.	1,564	32
	TPG RE Finance Trust Inc.	2,633	32
*	Ardagh Metal Packaging SA	3,381	32
	HCI Group Inc.	282	31
	Heritage Commerce Corp.	2,837	31
	UWM Holdings Corp.	4,357	30
	Cambridge Bancorp	331	29
	Great Southern Bancorp Inc.	519	29
	Hingham Institution for Savings	73	29
*	Atlantic Capital Bancshares Inc.	1,018	28
	Bank of Marin Bancorp	799	28
	Dynex Capital Inc.	1,685	28
	Peapack-Gladstone Financial Corp.	843	28
	Diamond Hill Investment Group Inc.	138	27
*	MBIA Inc.	2,312	27
	Mercantile Bank Corp.	805	27
	TrustCo Bank Corp. NY	817	27
*	Amerant Bancorp Inc.	932	26

		Shares	Market Value ($000)
	Business First Bancshares Inc.	943	26
*	eHealth Inc.	1,174	26
	First Community Bankshares Inc.	789	26
	First Financial Corp.	593	26
	Luther Burbank Corp.	1,875	26
*	MoneyGram International Inc.	4,395	26
	Orchid Island Capital Inc.	5,813	26
	National Western Life Group Inc. Class A	124	25
	Reliant Bancorp Inc.	741	25
	Red River Bancshares Inc.	455	24
	GCM Grosvenor Inc. Class A	2,060	24
	Arrow Financial Corp.	676	23
	Bank First Corp.	331	23
	First of Long Island Corp.	1,104	23
	Independent Bank Corp.	1,025	23
	Merchants Bancorp	506	23
	Republic Bancorp Inc. Class A	456	23
	Banco Latinoamericano de Comercio Exterior SA Class E	1,407	23
	CBTX Inc.	800	22
	Midland States Bancorp Inc.	913	22
	MidWestOne Financial Group Inc.	705	22
	Oppenheimer Holdings Inc. Class A	448	22
	Equity Bancshares Inc. Class A	644	21
	United Fire Group Inc.	1,022	21
	Waterstone Financial Inc.	989	21
	West BanCorp. Inc.	682	21
	Capstar Financial Holdings Inc.	994	21
*	Franklin BSP Realty Trust Inc. REIT	1,374	21
	CNB Financial Corp.	748	20
	Financial Institutions Inc.	649	20
	HomeTrust Bancshares Inc.	656	20
	MVB Financial Corp.	475	20
	Regional Management Corp.	351	20
	Universal Insurance Holdings Inc.	1,309	20
*	Oportun Financial Corp.	951	20
	Primis Financial Corp.	1,278	20
	Bar Harbor Bankshares	656	19
	Citizens & Northern Corp.	756	19
	SmartFinancial Inc.	729	19
	Southern Missouri Bancorp Inc.	362	19
	Sculptor Capital Management Inc. Class A	1,045	19
*	Southern First Bancshares Inc.	329	19
	Metrocity Bankshares Inc.	720	19
*	Blue Foundry Bancorp	1,317	19
*	Bridgewater Bancshares Inc.	1,055	18
	Spirit of Texas Bancshares Inc.	637	18
	Alerus Financial Corp.	612	18
	Curo Group Holdings Corp.	1,028	17
	First Internet Bancorp	383	17
	Sierra Bancorp	663	17
	Capital City Bank Group Inc.	600	16
*	EZCorp. Inc. Class A	2,107	16
	Old Second Bancorp Inc.	1,294	16
	American National Bankshares Inc.	417	15
	Enterprise Bancorp Inc.	391	15
	Mid Penn Bancorp Inc.	479	15
*	Coastal Financial Corp.	351	15
	Blue Ridge Bankshares Inc.	839	15

		Shares	Market Value ($000)
	Civista Bancshares Inc.	606	14
	First Bancorp Inc. (XNGS)	471	14
	Greenhill & Co. Inc.	808	14
	Guaranty Bancshares Inc.	382	14
	Home Bancorp Inc.	353	14
	Investors Title Co.	63	14
	PCSB Financial Corp.	778	14
	Peoples Financial Services Corp.	300	14
	Tiptree Inc.	1,054	14
	Provident Bancorp Inc.	763	14
*	Carter Bankshares Inc.	996	14
*	Howard Bancorp Inc.	652	13
	Northrim BanCorp Inc.	310	13
	RBB Bancorp	534	13
*	Ocwen Financial Corp.	411	13
	FS Bancorp Inc.	360	12
	Summit Financial Group Inc.	482	12
	Capital Bancorp Inc.	468	12
*	Citizens Inc. Class A	1,997	11
	Donegal Group Inc. Class A	840	11
	Independence Holding Co.	198	11
	Orrstown Financial Services Inc.	486	11
*	Maiden Holdings Ltd.	3,520	11
	Macatawa Bank Corp.	1,351	11
	Fidelity D&D Bancorp Inc.	224	11
	South Plains Financial Inc.	453	11
	Great Ajax Corp.	793	10
	Marlin Business Services Corp.	429	10
	Heritage Insurance Holdings Inc.	1,286	9
*	GoHealth Inc. Class A	2,531	9
	Amalgamated Financial Corp.	558	9
	First Bank	544	8
*	Greenlight Capital Re Ltd. Class A	1,163	8
	HBT Financial Inc.	424	8
	AFC Gamma Inc.	370	8
	Five Star Bancorp	268	8
	Pzena Investment Management Inc. Class A	726	7
*	Republic First Bancorp Inc.	1,992	7
*	Trean Insurance Group Inc.	788	7
*	Finance of America Cos. Inc. Class A	1,699	7
	Associated Capital Group Inc. Class A	145	6
	Crawford & Co. Class A	861	6
*	NI Holdings Inc.	304	6
*	Pioneer Bancorp Inc.	500	6
	GAMCO Investors Inc. Class A	224	5
*	Velocity Financial LLC	431	5
*	MetroMile Inc.	1,854	5
	United Insurance Holdings Corp.	914	4
	Angel Oak Mortgage Inc.	232	4
*	P10 Inc. Class A	163	2
			260,968
Health Care (12.4%)
	UnitedHealth Group Inc.	47,855	21,258
	Johnson & Johnson	134,051	20,903
	Pfizer Inc.	284,078	15,263
	Thermo Fisher Scientific Inc.	19,991	12,651
	Abbott Laboratories	88,343	11,111
	Eli Lilly & Co.	43,142	10,701

		Shares	Market Value ($000)
	Danaher Corp.	32,267	10,378
	AbbVie Inc.	89,937	10,368
	Merck & Co. Inc.	128,922	9,658
	Medtronic plc	68,260	7,283
	Bristol-Myers Squibb Co.	113,725	6,099
*	Moderna Inc.	17,215	6,067
*	Intuitive Surgical Inc.	18,018	5,844
	Amgen Inc.	28,945	5,757
	Zoetis Inc.	24,191	5,371
	Anthem Inc.	12,466	5,064
	Gilead Sciences Inc.	63,784	4,397
	Stryker Corp.	17,717	4,192
	Becton Dickinson and Co.	14,505	3,440
*	Edwards Lifesciences Corp.	31,432	3,373
	Cigna Corp.	16,981	3,259
*	Regeneron Pharmaceuticals Inc.	5,094	3,242
	HCA Healthcare Inc.	12,780	2,883
*	DexCom Inc.	4,904	2,759
	Humana Inc.	6,539	2,744
*	Boston Scientific Corp.	71,861	2,736
*	Illumina Inc.	7,395	2,702
*	IDEXX Laboratories Inc.	4,300	2,615
*	IQVIA Holdings Inc.	9,662	2,504
*	Vertex Pharmaceuticals Inc.	13,186	2,465
*	Align Technology Inc.	3,989	2,439
	Agilent Technologies Inc.	15,423	2,327
*	Centene Corp.	29,393	2,099
*	Veeva Systems Inc. Class A	6,967	1,969
	Baxter International Inc.	25,450	1,898
	ResMed Inc.	7,286	1,857
*	Biogen Inc.	7,556	1,781
	West Pharmaceutical Services Inc.	3,727	1,650
*	Laboratory Corp. of America Holdings	4,910	1,401
	Zimmer Biomet Holdings Inc.	10,564	1,263
*	Avantor Inc.	29,580	1,168
*	Horizon Therapeutics plc	11,200	1,162
*	Alnylam Pharmaceuticals Inc.	6,099	1,121
*	Seagen Inc.	6,812	1,090
*	Catalent Inc.	8,340	1,073
	Cerner Corp.	15,169	1,069
	PerkinElmer Inc.	5,735	1,045
*	Insulet Corp.	3,379	975
	STERIS plc	4,351	951
*	Hologic Inc.	12,621	943
*	Charles River Laboratories International Inc.	2,550	933
	Bio-Techne Corp.	1,966	928
	Cooper Cos. Inc.	2,440	919
	Quest Diagnostics Inc.	6,179	919
*	Molina Healthcare Inc.	2,962	845
*	Bio-Rad Laboratories Inc. Class A	1,078	812
*	BioMarin Pharmaceutical Inc.	9,413	812
*	Repligen Corp.	2,806	804
*	Teladoc Health Inc.	7,783	788
*	Novavax Inc.	3,773	787
	Viatris Inc.	61,844	761
*	Exact Sciences Corp.	8,816	753
*	ABIOMED Inc.	2,257	710
	Teleflex Inc.	2,384	709

		Shares	Market Value ($000)
*	Masimo Corp.	2,544	708
	Cardinal Health Inc.	14,664	678
	Royalty Pharma plc Class A	16,749	666
*	10X Genomics Inc. Class A	4,300	657
*	Elanco Animal Health Inc. (XNYS)	22,696	652
*	Incyte Corp.	9,546	646
*	QIAGEN NV	11,573	638
	DENTSPLY SIRONA Inc.	10,950	534
	Hill-Rom Holdings Inc.	3,337	519
*	Henry Schein Inc.	7,181	510
*	Syneos Health Inc.	5,168	502
*	Novocure Ltd.	5,236	490
*	Guardant Health Inc.	4,631	487
	Universal Health Services Inc. Class B	3,738	444
*	United Therapeutics Corp.	2,301	436
*	Penumbra Inc.	1,738	427
	Bruker Corp.	5,180	420
*	Intellia Therapeutics Inc.	3,525	405
*	Tandem Diabetes Care Inc.	3,142	404
*	Neurocrine Biosciences Inc.	4,821	401
*	Natera Inc.	4,358	399
*	Tenet Healthcare Corp.	5,416	395
*	Omnicell Inc.	2,200	389
	Organon & Co.	13,130	384
*	PPD Inc.	8,027	378
*	Arrowhead Pharmaceuticals Inc.	5,289	370
	Chemed Corp.	789	367
*	Jazz Pharmaceuticals plc	3,047	365
*	Sarepta Therapeutics Inc.	4,340	351
*	DaVita Inc.	3,565	337
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,907	326
*	Envista Holdings Corp.	8,261	321
*	Inspire Medical Systems Inc.	1,394	311
*	Shockwave Medical Inc.	1,728	311
*	Medpace Holdings Inc.	1,494	310
*	Blueprint Medicines Corp.	3,114	300
	Encompass Health Corp.	5,054	291
*	Mirati Therapeutics Inc.	2,103	288
*	Quidel Corp.	1,877	277
*	Exelixis Inc.	16,415	276
*	Acadia Healthcare Co. Inc.	4,687	263
*	Ultragenyx Pharmaceutical Inc.	3,442	259
	Perrigo Co. plc	6,976	256
*	Globus Medical Inc. Class A	4,040	253
*	Halozyme Therapeutics Inc.	7,408	244
*	Integra LifeSciences Holdings Corp.	3,815	244
*	ICU Medical Inc.	1,064	241
	Premier Inc. Class A	6,500	241
*	Fate Therapeutics Inc.	4,339	239
*	Maravai LifeSciences Holdings Inc. Class A	5,187	238
*	HealthEquity Inc.	4,328	237
*	Amedisys Inc.	1,682	235
*	Pacific Biosciences of California Inc.	10,110	235
*	Twist Bioscience Corp.	2,463	235
*	Bridgebio Pharma Inc.	5,763	233
*	Neogen Corp.	5,805	233
*	STAAR Surgical Co.	2,385	227
*	LivaNova plc	2,836	227

		Shares	Market Value ($000)
*	Denali Therapeutics Inc.	4,780	221
	Ensign Group Inc.	2,814	215
	CONMED Corp.	1,565	206
*	Option Care Health Inc.	8,097	205
*	Ionis Pharmaceuticals Inc.	7,682	204
*	Beam Therapeutics Inc.	2,546	201
*	NeoGenomics Inc.	5,751	197
*	Arena Pharmaceuticals Inc.	3,574	195
*	Alkermes plc	8,620	189
*	LHC Group Inc.	1,628	187
*	Apollo Medical Holdings Inc.	1,918	180
*	Invitae Corp.	10,565	180
*	Arvinas Inc.	2,356	178
*	Merit Medical Systems Inc.	2,803	176
*	Insmed Inc.	6,312	174
*	Kodiak Sciences Inc.	1,821	167
*	Nevro Corp.	1,895	165
*	Karuna Therapeutics Inc.	1,271	163
*	Progyny Inc.	3,208	163
*	Cytokinetics Inc.	4,115	162
*	iRhythm Technologies Inc.	1,511	160
*	Intra-Cellular Therapies Inc.	3,952	160
	Select Medical Holdings Corp.	5,974	160
*	Prestige Consumer Healthcare Inc.	2,834	159
*	Adaptive Biotechnologies Corp.	6,002	157
*	AtriCure Inc.	2,467	156
*	Phreesia Inc.	2,713	156
*	Oak Street Health Inc.	4,986	154
*	Zentalis Pharmaceuticals Inc.	1,874	154
*	Integer Holdings Corp.	1,883	150
*	Vir Biotechnology Inc.	3,147	149
	Owens & Minor Inc.	3,684	147
*	Amicus Therapeutics Inc.	13,668	146
*	R1 RCM Inc.	6,052	144
*	Veracyte Inc.	3,477	144
*	Inari Medical Inc.	1,720	142
*	Apellis Pharmaceuticals Inc.	3,329	140
*	Haemonetics Corp.	2,574	132
*	Iovance Biotherapeutics Inc.	7,016	131
*	Xencor Inc.	3,610	131
*	Allakos Inc.	1,645	129
*	Axonics Inc.	2,364	129
	Patterson Cos. Inc.	4,100	129
*	Ligand Pharmaceuticals Inc.	789	128
*	NuVasive Inc.	2,653	127
*	PTC Therapeutics Inc.	3,296	122
*	Reata Pharmaceuticals Inc. Class A	1,420	122
*	ACADIA Pharmaceuticals Inc.	6,284	121
*	Dicerna Pharmaceuticals Inc.	3,145	120
*	CureVac NV	2,490	120
*	Pacira BioSciences Inc.	2,249	118
*	Editas Medicine Inc. Class A	3,507	115
*	Certara Inc.	4,241	114
*	Magellan Health Inc.	1,190	113
*	Outset Medical Inc.	2,353	112
*	BioCryst Pharmaceuticals Inc.	9,239	111
*	TG Therapeutics Inc.	6,924	105
*	Sage Therapeutics Inc.	2,686	104

		Shares	Market Value ($000)
*	CareDx Inc.	2,399	103
*	Health Catalyst Inc.	2,336	101
*	SpringWorks Therapeutics Inc.	1,402	101
*,1	Cassava Sciences Inc.	1,887	101
*	Emergent BioSolutions Inc.	2,261	100
*	Glaukos Corp.	2,334	100
*	Sotera Health Co.	4,692	100
*	Ortho Clinical Diagnostics Holdings plc Class H	5,198	99
*	Codexis Inc.	2,830	98
*	Evolent Health Inc. Class A	3,753	98
*	Agios Pharmaceuticals Inc.	2,724	97
*	Corcept Therapeutics Inc.	4,594	96
*	Nektar Therapeutics Class A	8,532	96
*	Myriad Genetics Inc.	3,673	95
*	1Life Healthcare Inc.	5,948	95
*	Arcus Biosciences Inc.	2,122	93
*	Fulgent Genetics Inc.	985	92
*	ChemoCentryx Inc.	2,509	91
*	Kymera Therapeutics Inc.	1,615	90
*	Avid Bioservices Inc.	2,929	89
*	MEDNAX Inc.	3,609	89
*	Global Blood Therapeutics Inc.	3,129	88
*	Lantheus Holdings Inc.	3,276	88
*	NanoString Technologies Inc.	2,140	88
*	Dynavax Technologies Corp.	5,135	83
*	Prothena Corp. plc	1,663	83
*	Turning Point Therapeutics Inc.	2,187	83
*	Relay Therapeutics Inc.	2,831	83
*	Celldex Therapeutics Inc.	2,158	82
*	Vericel Corp.	2,172	81
*	REVOLUTION Medicines Inc.	2,883	80
*	Enanta Pharmaceuticals Inc.	892	79
*	Sorrento Therapeutics Inc.	13,236	79
*	ModivCare Inc.	570	78
*	Travere Thrapeutics Inc.	2,682	77
*	Sana Biotechnology Inc.	4,047	77
*	CorVel Corp.	403	76
*	Ironwood Pharmaceuticals Inc. Class A	6,887	76
*	OPKO Health Inc.	19,082	75
*	Heska Corp.	458	74
*	Community Health Systems Inc.	6,032	73
*	Atara Biotherapeutics Inc.	4,036	72
*	IVERIC bio Inc.	4,894	72
*	Protagonist Therapeutics Inc.	2,139	72
*	Supernus Pharmaceuticals Inc.	2,388	72
*	agilon health Inc.	3,218	71
*	Inovio Pharmaceuticals Inc.	9,655	70
*	Krystal Biotech Inc.	870	70
*	Avanos Medical Inc.	2,265	68
*	C4 Therapeutics Inc.	1,811	67
*	Silk Road Medical Inc.	1,627	66
*	AdaptHealth Corp. Class A	3,370	66
*	Surgery Partners Inc.	1,441	64
*	Senseonics Holdings Inc.	20,128	63
*	Addus HomeCare Corp.	701	61
*	Allogene Therapeutics Inc.	3,262	60
	Healthcare Services Group Inc.	3,431	60
*	Quanterix Corp.	1,499	60

		Shares	Market Value ($000)
*	Accolade Inc.	2,335	60
*	Butterfly Network Inc.	8,552	60
*	Anavex Life Sciences Corp.	3,055	59
*	RadNet Inc.	2,172	59
*	REGENXBIO Inc.	1,853	59
*	Endo International plc	10,626	59
*	Alector Inc.	2,794	58
*	Cerevel Therapeutics Holdings Inc.	1,874	58
*	Cerus Corp.	8,247	57
*,1	Ocugen Inc.	9,012	57
*	ImmunoGen Inc.	8,874	55
*	Inhibrx Inc.	1,356	55
*	MannKind Corp.	11,574	54
*	American Well Corp. Class A	8,359	54
*	Brookdale Senior Living Inc.	8,976	53
*	Coherus Biosciences Inc.	2,863	53
*	Joint Corp.	664	53
*	OptimizeRx Corp.	812	53
	US Physical Therapy Inc.	622	53
*	Varex Imaging Corp.	1,866	53
*	Bionano Genomics Inc.	13,657	53
*	FibroGen Inc.	4,117	51
*	Tivity Health Inc.	2,149	51
*	MacroGenics Inc.	2,763	49
*	Berkeley Lights Inc.	2,368	49
*	Crinetics Pharmaceuticals Inc.	1,768	48
*	Morphic Holding Inc.	1,006	48
*	Rocket Pharmaceuticals Inc.	1,935	47
*	Adagio Therapeutics Inc.	993	47
	Atrion Corp.	65	46
*	Vaxart Inc.	5,801	46
*	BioLife Solutions Inc.	1,186	45
*	Madrigal Pharmaceuticals Inc.	541	45
*	Revance Therapeutics Inc.	3,277	45
*	Sangamo Therapeutics Inc.	5,485	45
*	Intersect ENT Inc.	1,644	44
*	Seer Inc. Class A	1,954	44
*	Heron Therapeutics Inc.	4,520	43
*	NextGen Healthcare Inc.	2,768	43
*	Vanda Pharmaceuticals Inc.	2,661	43
*	Castle Biosciences Inc.	1,035	43
*	Multiplan Corp.	10,665	43
*	AngioDynamics Inc.	1,651	42
*	Axsome Therapeutics Inc.	1,226	42
*	Kura Oncology Inc.	2,993	42
*	Nurix Therapeutics Inc.	1,448	42
	LeMaitre Vascular Inc.	872	41
*	Meridian Bioscience Inc.	2,000	40
	National HealthCare Corp.	622	40
*	Replimune Group Inc.	1,416	40
*	Keros Therapeutics Inc.	711	40
*	Pulmonx Corp.	1,233	40
*	Signify Health Inc. Class A	2,976	40
*	Arcturus Therapeutics Holdings Inc.	986	39
*	Avidity Biosciences Inc.	1,756	39
*	Natus Medical Inc.	1,664	38
*	OrthoPediatrics Corp.	674	38
*	Radius Health Inc.	2,300	38

		Shares	Market Value ($000)
*	Triple-S Management Corp. Class B	1,060	38
*	MiMedx Group Inc.	5,391	38
*	Affimed NV	5,631	38
*	Alphatec Holdings Inc.	3,336	37
*	Vaxcyte Inc.	1,817	37
*	Harmony Biosciences Holdings Inc.	1,086	37
*	Amphastar Pharmaceuticals Inc.	1,865	36
*	Catalyst Pharmaceuticals Inc.	5,093	36
*	Seres Therapeutics Inc.	3,373	36
*	ViewRay Inc.	6,945	36
*	Sutro Biopharma Inc.	2,103	36
*	Generation Bio Co.	2,101	36
*	Cardiovascular Systems Inc.	1,771	35
*	Syndax Pharmaceuticals Inc.	2,182	35
*	iTeos Therapeutics Inc.	1,005	35
*	Innoviva Inc.	2,029	34
*	Rapt Therapeutics Inc.	1,028	34
*	Ideaya Biosciences Inc.	1,568	34
*	Scholar Rock Holding Corp.	1,230	33
*	Inotiv Inc.	628	33
*	CryoLife Inc.	1,850	32
*	Aclaris Therapeutics Inc.	2,407	31
*	Bluebird Bio Inc.	3,024	31
*	Hanger Inc.	1,822	31
*	OraSure Technologies Inc.	3,300	31
*	Mind Medicine Mindmed Inc.	15,577	31
*	Agenus Inc.	9,538	30
*	SI-BONE Inc.	1,560	30
*	AnaptysBio Inc.	910	29
*	Cutera Inc.	838	29
*	Gossamer Bio Inc.	2,684	29
*	Inogen Inc.	951	29
*	Surmodics Inc.	670	29
*	TransMedics Group Inc.	1,305	29
*	Y-mAbs Therapeutics Inc.	1,697	29
*	Anika Therapeutics Inc.	704	28
*	Cara Therapeutics Inc.	2,141	28
*	Collegium Pharmaceutical Inc.	1,601	28
*	NGM Biopharmaceuticals Inc.	1,532	28
*	ALX Oncology Holdings Inc.	861	28
*	PMV Pharmaceuticals Inc.	1,274	28
*	Nuvation Bio Inc.	3,101	28
*	Antares Pharma Inc.	8,272	27
*	Eagle Pharmaceuticals Inc.	569	27
	National Research Corp.	666	27
*	Orthofix Medical Inc.	898	27
*	Rubius Therapeutics Inc.	2,186	27
*	Zogenix Inc.	2,442	27
*	Akero Therapeutics Inc.	1,249	27
*	2seventy bio Inc.	1,008	27
*	Gritstone bio Inc.	1,956	26
*	HealthStream Inc.	1,115	26
*	PetIQ Inc. Class A	1,283	26
*	VBI Vaccines Inc.	8,649	26
*	Allovir Inc.	1,484	26
*	Praxis Precision Medicines Inc.	1,510	26
*	G1 Therapeutics Inc.	1,902	25
*	Ocular Therapeutix Inc.	3,657	25

		Shares	Market Value ($000)
*	Vapotherm Inc.	1,126	25
*	MeiraGTx Holdings plc	1,440	25
*	Pennant Group Inc.	1,245	25
*	Annexon Inc.	1,514	25
*	ImmunityBio Inc.	3,243	25
*	Recursion Pharmaceuticals Inc. Class A	1,315	25
*	Oramed Pharmaceuticals Inc.	1,288	25
*	Verve Therapeutics Inc.	743	25
*	Karyopharm Therapeutics Inc.	3,449	24
*	Chinook Therapeutics Inc.	1,521	24
*	Atea Pharmaceuticals Inc.	2,957	24
*	Kinnate Biopharma Inc.	1,187	24
*	Accuray Inc.	4,884	23
*	Chimerix Inc.	3,642	23
*	Intercept Pharmaceuticals Inc.	1,348	23
*	Personalis Inc.	1,729	23
*	Stoke Therapeutics Inc.	927	23
*	Dermtech Inc.	1,149	23
*	Agiliti Inc.	1,096	23
*	Amneal Pharmaceuticals Inc.	5,238	22
*	Apyx Medical Corp.	1,607	22
*	Geron Corp. (XNGS)	14,624	22
*	Mersana Therapeutics Inc.	3,336	22
*	Verastem Inc.	8,096	22
*	Theravance Biopharma Inc.	2,565	22
*	Arcutis Biotherapeutics Inc.	1,342	22
*	Dyne Therapeutics Inc.	1,518	22
*	Kronos Bio Inc.	1,885	22
*	4D Molecular Therapeutics Inc.	974	22
*	Cullinan Oncology Inc.	1,206	22
*	Privia Health Group Inc.	951	22
*	Akebia Therapeutics Inc.	7,712	21
*	CytomX Therapeutics Inc.	3,145	21
*	Rigel Pharmaceuticals Inc.	7,776	21
*	Forma Therapeutics Holdings Inc.	1,474	21
*	Athira Pharma Inc.	1,570	21
*	Alignment Healthcare Inc.	1,279	21
*	Computer Programs and Systems Inc.	687	20
*	Curis Inc.	4,200	20
	Phibro Animal Health Corp. Class A	1,028	20
*	UFP Technologies Inc.	293	20
*	IGM Biosciences Inc.	394	20
*	Altimmune Inc.	1,903	20
*	Applied Molecular Transport Inc.	1,175	20
*	ORIC Pharmaceuticals Inc.	1,425	20
*	Marinus Pharmaceuticals Inc.	1,792	20
*	Apria Inc.	701	20
*	Aerie Pharmaceuticals Inc.	1,911	19
*	Omeros Corp.	2,666	19
*	Provention Bio Inc.	2,693	19
*	Rhythm Pharmaceuticals Inc.	2,137	19
*	SeaSpine Holdings Corp.	1,429	19
*	SIGA Technologies Inc.	2,302	19
*	Precision BioSciences Inc.	2,115	19
*	Albireo Pharma Inc.	806	19
*	Fulcrum Therapeutics Inc.	1,317	19
*	Instil Bio Inc.	844	19
*	Aldeyra Therapeutics Inc.	2,354	18

		Shares	Market Value ($000)
*	Axogen Inc.	1,854	18
*	CEL-SCI Corp.	1,764	18
*	MEI Pharma Inc.	5,371	18
*	Tactile Systems Technology Inc.	934	18
*	Precigen Inc.	4,601	18
*	Kezar Life Sciences Inc.	1,266	18
*	Phathom Pharmaceuticals Inc.	983	18
*	BioAtla Inc.	725	18
*	VistaGen Therapeutics Inc.	9,268	18
*	Spero Therapeutics Inc.	1,169	17
*	Bioxcel Therapeutics Inc.	738	17
*	InfuSystem Holdings Inc.	1,038	17
*	Organogenesis Holdings Inc. Class A	1,736	17
*	Pliant Therapeutics Inc.	1,180	17
*	EyePoint Pharmaceuticals Inc.	1,066	17
*	LifeStance Health Group Inc.	2,181	17
*	Caribou Biosciences Inc.	899	17
*	Cue Biopharma Inc.	1,300	16
*	Deciphera Pharmaceuticals Inc.	1,879	16
*	Fluidigm Corp.	3,454	16
	Utah Medical Products Inc.	140	16
*	Kiniksa Pharmaceuticals Ltd. Class A	1,412	16
*	ANI Pharmaceuticals Inc.	395	16
*	Avita Medical Inc.	1,158	16
*	Prometheus Biosciences Inc.	549	16
*	Clovis Oncology Inc.	4,799	15
*	Lexicon Pharmaceuticals Inc.	3,282	15
*	Viking Therapeutics Inc.	2,877	15
*	Passage Bio Inc.	1,996	15
*	Bioventus Inc. Class A	1,204	15
*	Asensus Surgical Inc.	11,358	15
*	Cytek Biosciences Inc.	750	15
*	Epizyme Inc.	4,350	14
*	KalVista Pharmaceuticals Inc.	963	14
*	ZIOPHARM Oncology Inc.	10,063	14
*	PAVmed Inc.	3,732	14
*	BeyondSpring Inc.	1,083	14
*	Immunovant Inc.	1,845	14
*	Taysha Gene Therapies Inc.	1,080	14
*	SQZ Biotechnologies Co.	1,103	14
*	908 Devices Inc.	604	14
*	Cogent Biosciences Inc.	1,802	14
*	Erasca Inc.	961	14
*	Harvard Bioscience Inc.	1,875	13
*	Lineage Cell Therapeutics Inc.	5,867	13
*	Selecta Biosciences Inc.	4,447	13
*	Tabula Rasa HealthCare Inc.	1,113	13
*	Evelo Biosciences Inc.	1,532	13
*	Stereotaxis Inc.	2,150	13
*	ClearPoint Neuro Inc.	912	13
*	Aligos Therapeutics Inc.	862	13
*	Humanigen Inc.	2,176	13
*	Atossa Therapeutics Inc.	5,681	13
*	Icosavax Inc.	626	13
*	Tenaya Therapeutics Inc.	651	13
*	Aeglea BioTherapeutics Inc.	1,888	12
*	iRadimed Corp.	262	12
*	Jounce Therapeutics Inc.	1,596	12

		Shares	Market Value ($000)
*	Spectrum Pharmaceuticals Inc.	7,472	12
*	Cortexyme Inc.	910	12
*	Pulse Biosciences Inc.	606	12
*	Arbutus Biopharma Corp.	3,763	12
*	Relmada Therapeutics Inc.	647	12
*	Aveanna Healthcare Holdings Inc.	1,874	12
*	Vera Therapeutics Inc.	340	12
*	BioDelivery Sciences International Inc.	3,931	11
*	CytoSorbents Corp.	2,154	11
*	Eiger BioPharmaceuticals Inc.	1,754	11
*,1	Esperion Therapeutics Inc.	1,209	11
*	Sientra Inc.	2,779	11
	XBiotech Inc.	904	11
*	Zynex Inc.	854	11
*	Nkarta Inc.	686	11
*	9 Meters Biopharma Inc.	10,282	11
*	Adicet Bio Inc.	1,056	11
*	Foghorn Therapeutics Inc.	947	11
*	Shattuck Labs Inc.	1,292	11
*	Tarsus Pharmaceuticals Inc.	396	11
*	Edgewise Therapeutics Inc.	624	11
*	Design Therapeutics Inc.	681	11
*	KemPharm Inc.	1,388	11
*	DarioHealth Corp.	681	11
*	Janux Therapeutics Inc.	614	11
*	Monte Rosa Therapeutics Inc.	562	11
*	Imago Biosciences Inc.	472	11
*	Nuvalent Inc. Class A	501	11
*	Sight Sciences Inc.	521	11
*	Accelerate Diagnostics Inc.	1,953	10
*	Ampio Pharmaceuticals Inc.	9,219	10
*	Athersys Inc.	9,485	10
*	CorMedix Inc.	2,097	10
*	Cymabay Therapeutics Inc.	2,986	10
*	Homology Medicines Inc.	1,886	10
*	Paratek Pharmaceuticals Inc.	2,302	10
*	UroGen Pharma Ltd.	834	10
*	Soliton Inc.	494	10
*	Applied Therapeutics Inc.	860	10
*	Neoleukin Therapeutics Inc.	1,935	10
*	Poseida Therapeutics Inc.	1,451	10
*	Cardiff Oncology Inc.	1,749	10
*	Olema Pharmaceuticals Inc.	1,174	10
*	Codiak Biosciences Inc.	760	10
*	Bolt Biotherapeutics Inc.	1,055	10
*	Vor BioPharma Inc.	871	10
*	Citius Pharmaceuticals Inc.	5,743	10
*	Century Therapeutics Inc.	550	10
*	Lyell Immunopharma Inc.	1,086	10
*	Castlight Health Inc. Class B	6,030	9
*	ChromaDex Corp.	2,023	9
*	Durect Corp.	9,345	9
*	Evolus Inc.	1,563	9
*	Fortress Biotech Inc.	3,086	9
*	Sesen Bio Inc.	8,620	9
*	Syros Pharmaceuticals Inc.	2,305	9
*	TherapeuticsMD Inc.	17,971	9
*	Akouos Inc.	1,167	9

		Shares	Market Value ($000)
*	Infinity Pharmaceuticals Inc.	4,227	9
*	Quotient Ltd.	4,435	9
*	Surface Oncology Inc.	1,613	9
*	Treace Medical Concepts Inc.	532	9
*	Day One Biopharmaceuticals Inc.	503	9
*	Brooklyn ImmunoTherapeutics Inc.	1,589	9
*	Immuneering Corp. Class A	402	9
*	Athenex Inc.	4,748	8
*	Avrobio Inc.	2,108	8
*	Magenta Therapeutics Inc.	1,510	8
*	Molecular Templates Inc.	2,034	8
*	XOMA Corp.	380	8
*	iCAD Inc.	1,085	8
*	Black Diamond Therapeutics Inc.	1,293	8
*	Aspira Women's Health Inc.	3,673	8
*	89bio Inc.	585	8
*	Viemed Healthcare Inc.	1,687	8
*	iBio Inc.	10,920	8
*	Prelude Therapeutics Inc.	555	8
*	MaxCyte Inc.	756	8
*	Tonix Pharmaceuticals Holding Corp.	16,490	8
*	Forian Inc.	912	8
*	Viracta Therapeutics Inc.	1,760	8
*	Bright Health Group Inc.	2,492	8
*	Adverum Biotechnologies Inc.	3,832	7
*	Mustang Bio Inc.	3,503	7
*	Oncternal Therapeutics Inc.	2,233	7
*	Outlook Therapeutics Inc.	4,413	7
*	WaVe Life Sciences Ltd.	1,890	7
*	TCR2 Therapeutics Inc.	1,446	7
*	Frequency Therapeutics Inc.	1,391	7
*	Immunic Inc.	780	7
*	Silverback Therapeutics Inc.	997	7
*	Sensei Biotherapeutics Inc.	1,002	7
*	Seelos Therapeutics Inc.	3,827	7
*	Clene Inc.	1,158	7
*	Ikena Oncology Inc.	457	7
*	Innovage Holding Corp.	929	7
*	Graphite Bio Inc.	756	7
*	Alpha Teknova Inc.	333	7
*	Cyteir Therapeutics Inc.	400	7
*	Aerovate Therapeutics Inc.	488	7
*	Absci Corp.	673	7
*	Kala Pharmaceuticals Inc.	2,911	6
*	Trevena Inc.	8,251	6
*	Verrica Pharmaceuticals Inc.	542	6
*	Oyster Point Pharma Inc.	560	6
*	Exagen Inc.	549	6
*	Alpine Immune Sciences Inc.	599	6
*	Celcuity Inc.	402	6
*	Inozyme Pharma Inc.	726	6
*	Retractable Technologies Inc.	728	6
*	Oncorus Inc.	1,032	6
*	Summit Therapeutics Inc.	1,132	6
*	NexImmune Inc.	824	6
*	Finch Therapeutics Group Inc.	380	6
*	Greenwich Lifesciences Inc.	204	6
*	Werewolf Therapeutics Inc.	382	6

		Shares	Market Value ($000)
*	Singular Genomics Systems Inc.	561	6
*	Talaris Therapeutics Inc.	449	6
*	Doximity Inc. Class A	89	6
*	RxSight Inc.	531	6
*	Omega Therapeutics Inc.	354	6
*	Rallybio Corp.	498	6
*	Eliem Therapeutics Inc.	447	6
*	Ardelyx Inc.	4,399	5
*	Neuronetics Inc.	1,261	5
*	Oncocyte Corp.	2,289	5
*	Solid Biosciences Inc.	3,008	5
*	Harpoon Therapeutics Inc.	838	5
*	Eargo Inc.	977	5
*	Vincerx Pharma Inc.	466	5
*	Akoya Biosciences Inc.	389	5
*	Rain Therapeutics Inc.	417	5
*	Biomea Fusion Inc.	434	5
*	GT Biopharma Inc.	1,203	5
*	Convey Health Solutions Holdings Inc.	836	5
*	Rapid Micro Biosystems Inc. Class A	383	5
*	Avalo Therapeutics Inc.	2,673	5
*	Invacare Corp.	1,478	4
*	Puma Biotechnology Inc.	1,334	4
*	Atreca Inc. Class A	1,229	4
*	Kaleido Biosciences Inc.	1,154	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	Biodesix Inc.	622	4
*	SOC Telemed Inc. Class A	2,079	4
*	Angion Biomedica Corp.	1,044	4
*	Terns Pharmaceuticals Inc.	504	4
*	NeuroPace Inc.	354	4
*	CVRx Inc.	389	4
*	Acumen Pharmaceuticals Inc.	460	4
*	Hookipa Pharma Inc.	1,069	3
*	Mirum Pharmaceuticals Inc.	211	3
*	Acutus Medical Inc.	810	3
*	Gemini Therapeutics Inc.	1,102	3
*	Portage Biotech Inc.	181	3
*	Codex DNA Inc.	453	3
*	NantHealth Inc.	1,762	2
*	Ontrak Inc.	390	2
*	Spruce Biosciences Inc.	602	2
*	Sigilon Therapeutics Inc.	548	2
*	Talis Biomedical Corp.	494	2
*	Warby Parker Inc. Class A	33	2
*	Aura Biosciences Inc.	90	2
*	IsoPlexis Corp.	135	2
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/21	1,247	1
*	Forte Biosciences Inc.	569	1
*	Landos Biopharma Inc.	173	1
*	Impel Neuropharma Inc.	89	1
*	In8bio Inc.	200	1
*	Sera Prognostics Inc. Class A	105	1
*	TScan Therapeutics Inc.	148	1
*	Cue Health Inc.	81	1
*	Thorne HealthTech Inc.	101	1
*	Lucid Diagnostics Inc.	93	1
*	Minerva Surgical Inc.	93	1

		Shares	Market Value ($000)
*	Xilio Therapeutics Inc.	79	1
*,2	Elanco Animal Health Inc. CVR	1,951	—
*,2	Synergy Pharmaceuticals Inc.	12,927	—
*,2	Progenics Pharmaceuticals Inc. CVR	4,323	—
*	Reneo Pharmaceuticals Inc.	68	—
*	Elevation Oncology Inc.	71	—
			291,088
Industrials (12.7%)
	Visa Inc. Class A	86,094	16,682
	Mastercard Inc. Class A	44,505	14,015
	Accenture plc Class A	32,345	11,560
*	PayPal Holdings Inc.	59,763	11,050
	Union Pacific Corp.	33,141	7,809
	United Parcel Service Inc. Class B	36,819	7,304
	Honeywell International Inc.	35,325	7,144
	Raytheon Technologies Corp.	76,996	6,230
*	Boeing Co.	27,231	5,388
	Caterpillar Inc.	27,849	5,385
	General Electric Co.	55,573	5,279
	Automatic Data Processing Inc.	21,649	4,999
	3M Co.	29,381	4,996
	American Express Co.	32,789	4,994
	Deere & Co.	14,333	4,953
*	Square Inc. Class A	20,133	4,194
	Lockheed Martin Corp.	12,556	4,185
	Sherwin-Williams Co.	12,401	4,108
	CSX Corp.	115,118	3,990
	Illinois Tool Works Inc.	15,945	3,702
	Norfolk Southern Corp.	12,538	3,326
	Fidelity National Information Services Inc.	31,508	3,293
	Eaton Corp. plc	20,220	3,277
	Capital One Financial Corp.	22,457	3,156
*	Fiserv Inc.	30,427	2,937
	FedEx Corp.	12,462	2,871
	Johnson Controls International plc	36,432	2,724
	Northrop Grumman Corp.	7,676	2,677
	Emerson Electric Co.	30,217	2,654
	IHS Markit Ltd.	18,965	2,424
	Carrier Global Corp.	44,142	2,389
	General Dynamics Corp.	12,629	2,386
	Trane Technologies plc	12,123	2,263
	L3Harris Technologies Inc.	10,179	2,128
	Rockwell Automation Inc.	5,866	1,972
	Parker-Hannifin Corp.	6,514	1,968
	DuPont de Nemours Inc.	26,545	1,963
	Paychex Inc.	16,400	1,955
	Cintas Corp.	4,432	1,871
	PPG Industries Inc.	11,986	1,848
	Old Dominion Freight Line Inc.	5,170	1,836
*	Keysight Technologies Inc.	9,383	1,825
	Verisk Analytics Inc. Class A	8,066	1,814
	Global Payments Inc.	14,858	1,769
*	Mettler-Toledo International Inc.	1,166	1,765
	Otis Worldwide Corp.	21,824	1,755
	Equifax Inc.	6,170	1,719
*	Zebra Technologies Corp. Class A	2,710	1,596
	AMETEK Inc.	11,682	1,595
	Ball Corp.	16,332	1,526

		Shares	Market Value ($000)
	Cummins Inc.	7,259	1,523
*	TransDigm Group Inc.	2,630	1,520
	PACCAR Inc.	17,201	1,435
	Stanley Black & Decker Inc.	8,161	1,426
	Kansas City Southern	4,599	1,338
*	Generac Holdings Inc.	3,129	1,318
	Synchrony Financial	29,224	1,309
	Vulcan Materials Co.	6,657	1,276
	Martin Marietta Materials Inc.	3,157	1,274
*	United Rentals Inc.	3,675	1,245
	Fortive Corp.	16,557	1,223
	Ingersoll Rand Inc.	20,532	1,198
	Dover Corp.	7,259	1,189
	WW Grainger Inc.	2,351	1,132
*	Bill.Com Holdings Inc.	4,027	1,131
	Xylem Inc.	9,083	1,100
*	Trimble Inc.	12,698	1,090
	TransUnion	9,748	1,084
	Expeditors International of Washington Inc.	8,565	1,042
*	Waters Corp.	3,107	1,019
*	Teledyne Technologies Inc.	2,320	963
	Jacobs Engineering Group Inc.	6,506	927
	Amcor plc	78,378	887
*	FleetCor Technologies Inc.	4,183	866
	IDEX Corp.	3,814	857
	Masco Corp.	12,381	816
	Textron Inc.	11,460	811
	JB Hunt Transport Services Inc.	4,221	807
	Westinghouse Air Brake Technologies Corp.	9,014	800
	Quanta Services Inc.	7,008	797
*	Trex Co. Inc.	5,884	781
	Nordson Corp.	2,910	740
*	Builders FirstSource Inc.	10,375	720
	Fortune Brands Home & Security Inc.	6,976	701
	Crown Holdings Inc.	6,381	675
	Cognex Corp.	8,682	671
	CH Robinson Worldwide Inc.	6,612	629
	Packaging Corp. of America	4,732	618
	Pentair plc	8,287	611
	Graco Inc.	8,375	610
	Robert Half International Inc.	5,477	609
	Westrock Co.	13,486	585
	Carlisle Cos. Inc.	2,580	581
	RPM International Inc.	6,378	581
*	Axon Enterprise Inc.	3,327	562
	Howmet Aerospace Inc.	19,970	562
	Jack Henry & Associates Inc.	3,697	561
	Booz Allen Hamilton Holding Corp. Class A	6,665	559
	Snap-on Inc.	2,698	556
	Allegion plc	4,482	554
	Regal Rexnord Corp.	3,459	547
	Toro Co.	5,391	542
	HEICO Corp. Class A	4,317	536
	Hubbell Inc. Class B	2,736	535
	A O Smith Corp.	6,716	531
	Lennox International Inc.	1,687	521
	Tetra Tech Inc.	2,729	504
*	Fair Isaac Corp.	1,384	489

		Shares	Market Value ($000)
*	Middleby Corp.	2,788	487
*	Mohawk Industries Inc.	2,879	483
*	AECOM	6,994	482
*	Paylocity Holding Corp.	1,906	481
*	GXO Logistics Inc.	4,968	477
*	Berry Global Group Inc.	6,849	473
	Watsco Inc.	1,613	472
	Sealed Air Corp.	7,551	469
	Knight-Swift Transportation Holdings Inc.	8,113	464
*	TopBuild Corp.	1,680	453
	Genpact Ltd.	9,289	448
*	Saia Inc.	1,341	444
*	Sensata Technologies Holding plc	7,929	442
	Owens Corning	5,189	440
	MKS Instruments Inc.	2,805	427
	ITT Inc.	4,384	415
*	WillScot Mobile Mini Holdings Corp.	10,659	406
	AptarGroup Inc.	3,336	399
	Lincoln Electric Holdings Inc.	2,941	397
	Advanced Drainage Systems Inc.	3,106	384
	Oshkosh Corp.	3,512	378
	Brunswick Corp.	4,011	377
	Acuity Brands Inc.	1,822	367
	Littelfuse Inc.	1,225	366
*	XPO Logistics Inc.	4,963	360
	Donaldson Co. Inc.	6,267	354
	AGCO Corp.	3,199	353
	Huntington Ingalls Industries Inc.	1,937	344
	EMCOR Group Inc.	2,755	329
*	Chart Industries Inc.	1,882	328
*	ASGN Inc.	2,657	323
	Landstar System Inc.	1,902	321
	Western Union Co.	20,311	321
	Eagle Materials Inc.	2,066	319
*	Coherent Inc.	1,222	316
	Woodward Inc.	2,966	314
	Louisiana-Pacific Corp.	4,784	313
*	Axalta Coating Systems Ltd.	10,288	312
	Exponent Inc.	2,598	303
	nVent Electric plc	8,671	302
*	WEX Inc.	2,321	293
	Sonoco Products Co.	4,975	289
*	WESCO International Inc.	2,309	287
	Graphic Packaging Holding Co.	14,275	282
*	AMN Healthcare Services Inc.	2,414	275
*	Colfax Corp.	5,898	274
	HEICO Corp.	1,980	274
	MDU Resources Group Inc.	10,052	274
	Curtiss-Wright Corp.	2,169	273
*	MasTec Inc.	2,953	272
*	Euronet Worldwide Inc.	2,652	269
	Watts Water Technologies Inc. Class A	1,421	268
	Simpson Manufacturing Co. Inc.	2,316	267
	Vontier Corp.	8,469	267
	MSA Safety Inc.	1,853	266
	Armstrong World Industries Inc.	2,494	264
	John Bean Technologies Corp.	1,676	264
*	FTI Consulting Inc.	1,778	260

		Shares	Market Value ($000)
*	Atkore Inc.	2,431	259
	Valmont Industries Inc.	1,067	255
	Crane Co.	2,621	253
	ManpowerGroup Inc.	2,739	245
	BWX Technologies Inc.	5,011	239
*	Summit Materials Inc. Class A	6,401	239
	Franklin Electric Co. Inc.	2,687	237
	Ryder System Inc.	2,831	235
	Maximus Inc.	3,082	233
*	API Group Corp.	9,973	232
*	ExlService Holdings Inc.	1,770	230
	Air Lease Corp. Class A	5,625	228
	Zurn Water Solutions Corp.	6,393	224
*	AZEK Co. Inc. Class A	5,683	223
	Insperity Inc.	1,922	222
	Herc Holdings Inc.	1,281	218
	Spirit AeroSystems Holdings Inc. Class A	5,744	217
	Korn Ferry	2,937	214
	Flowserve Corp.	7,086	212
	HB Fuller Co.	2,884	211
	Applied Industrial Technologies Inc.	2,143	204
*	TriNet Group Inc.	2,034	204
	Allison Transmission Holdings Inc.	5,811	201
*	Bloom Energy Corp. Class A	7,051	194
	Triton International Ltd.	3,465	194
*	Resideo Technologies Inc.	7,387	193
	SPX FLOW Inc.	2,297	192
	Comfort Systems USA Inc.	1,986	188
	Altra Industrial Motion Corp.	3,534	186
	Silgan Holdings Inc.	4,414	183
*	ACI Worldwide Inc.	6,213	181
	Alliance Data Systems Corp.	2,660	181
	Hillenbrand Inc.	4,060	181
*	StoneCo. Ltd. Class A	11,502	179
	Matson Inc.	2,186	178
	EnerSys	2,388	177
	Helios Technologies Inc.	1,731	174
	Installed Building Products Inc.	1,333	172
	ABM Industries Inc.	3,825	172
	AAON Inc.	2,193	171
	MSC Industrial Direct Co. Inc. Class A	2,144	169
	GATX Corp.	1,688	166
	UniFirst Corp.	859	165
	Brink's Co.	2,678	164
	Aerojet Rocketdyne Holdings Inc.	3,836	161
*	Kirby Corp.	3,069	160
	Werner Enterprises Inc.	3,540	160
	Encore Wire Corp.	1,129	159
*	Fluor Corp.	7,189	159
	Forward Air Corp.	1,613	159
*	Welbilt Inc.	6,685	157
*	Beacon Roofing Supply Inc.	3,098	155
*	Itron Inc.	2,472	153
*	Vicor Corp.	1,061	152
*	Virgin Galactic Holdings Inc.	9,122	146
*	Masonite International Corp.	1,357	145
	Albany International Corp. Class A	1,783	144
	Badger Meter Inc.	1,395	143

		Shares	Market Value ($000)
	Belden Inc.	2,305	142
*	Dycom Industries Inc.	1,521	142
*	Mercury Systems Inc.	2,903	142
	Kennametal Inc.	3,980	141
*	CryoPort Inc.	2,088	139
	Terex Corp.	3,257	138
	ArcBest Corp.	1,319	136
	EVERTEC Inc.	3,172	133
*	Atlas Air Worldwide Holdings Inc.	1,467	129
	Kadant Inc.	548	128
	Moog Inc. Class A	1,830	127
	Otter Tail Corp.	1,917	125
	ESCO Technologies Inc.	1,496	122
	Federal Signal Corp.	2,867	122
*	SPX Corp.	2,096	122
*	Hub Group Inc. Class A	1,559	121
*	Gibraltar Industries Inc.	1,742	118
*	Nikola Corp.	11,458	117
*	Kratos Defense & Security Solutions Inc.	5,864	116
	McGrath RentCorp.	1,476	114
*	Shift4 Payments Inc. Class A	2,189	114
	Brady Corp. Class A	2,255	113
*	GMS Inc.	1,985	111
	ManTech International Corp. Class A	1,624	110
	ICF International Inc.	1,127	109
*,2	Raven Industries Inc.	1,854	108
	Maxar Technologies Inc.	3,730	103
	Mueller Water Products Inc. Class A	7,451	102
	EnPro Industries Inc.	990	101
*	Verra Mobility Corp. Class A	6,954	100
*	Green Dot Corp. Class A	2,737	98
	Trinity Industries Inc.	3,654	97
	Barnes Group Inc.	2,193	95
*	JELD-WEN Holding Inc.	3,939	95
*	Veritiv Corp.	755	95
	Patrick Industries Inc.	1,181	94
*	MYR Group Inc.	799	88
	Shyft Group Inc.	1,806	88
*	Allegheny Technologies Inc.	6,091	87
*	CBIZ Inc.	2,370	85
	CSW Industrials Inc.	702	84
*	Ferro Corp.	3,987	84
	Granite Construction Inc.	2,172	84
*	AeroVironment Inc.	1,026	83
*	NV5 Global Inc.	620	82
*	Textainer Group Holdings Ltd.	2,501	82
*	O-I Glass Inc.	7,438	82
*	Montrose Environmental Group Inc.	1,112	81
	Alamo Group Inc.	561	80
*	Ranpak Holdings Corp. Class A	2,003	79
*	Meritor Inc.	3,104	78
	Kforce Inc.	999	77
	Greif Inc. Class A	1,245	76
	Lindsay Corp.	520	76
*	OSI Systems Inc.	824	75
	Mesa Laboratories Inc.	239	74
*	Gates Industrial Corp. plc	4,509	72
*	Air Transport Services Group Inc.	2,878	71

		Shares	Market Value ($000)
	Tennant Co.	898	71
	TTEC Holdings Inc.	840	71
*	Paysafe Ltd.	19,647	71
*	Cimpress plc	906	70
	Astec Industries Inc.	1,103	69
	TriMas Corp.	2,093	69
*	Donnelley Financial Solutions Inc.	1,429	67
*	Repay Holdings Corp. Class A	4,069	67
	Deluxe Corp.	1,927	65
*	Proto Labs Inc.	1,296	65
	AZZ Inc.	1,213	63
	Schneider National Inc. Class B	2,552	63
	ADT Inc.	7,619	63
*	TuSimple Holdings Inc. Class A	1,576	63
*	CoreCivic Inc.	5,770	62
	Gorman-Rupp Co.	1,420	61
	H&E Equipment Services Inc.	1,453	61
	Columbus McKinnon Corp.	1,353	60
*	FARO Technologies Inc.	858	60
	Standex International Corp.	569	59
*	Aspen Aerogels Inc.	1,017	58
	Greenbrier Cos. Inc.	1,442	58
	Griffon Corp.	2,197	58
	Pitney Bowes Inc.	8,554	58
	Primoris Services Corp.	2,599	58
*	PGT Innovations Inc.	2,777	57
	Enerpac Tool Group Corp. Class A	2,702	57
*	Desktop Metal Inc. Class A	8,600	56
*	AAR Corp.	1,653	54
*	American Woodmark Corp.	830	51
*	Evo Payments Inc. Class A	2,347	50
*	Huron Consulting Group Inc.	1,090	50
*	Triumph Group Inc.	2,969	50
*	Construction Partners Inc. Class A	1,378	48
*	Vivint Smart Home Inc.	4,515	48
	Apogee Enterprises Inc.	1,138	47
	Marten Transport Ltd.	2,949	47
*	Great Lakes Dredge & Dock Corp.	3,131	46
*	Hayward Holdings Inc.	1,878	46
	Kaman Corp.	1,216	45
	Douglas Dynamics Inc.	1,106	44
*	TrueBlue Inc.	1,709	44
*	Core & Main Inc. Class A	1,656	44
*	Energy Recovery Inc.	2,046	43
*	Conduent Inc.	8,254	42
*	Cornerstone Building Brands Inc.	2,653	42
*	Cross Country Healthcare Inc.	1,619	42
	Heidrick & Struggles International Inc.	970	42
*	First Advantage Corp.	2,348	41
*	Danimer Scientific Inc.	3,027	40
	DHT Holdings Inc.	7,053	39
	SFL Corp. Ltd.	4,655	39
*	GreenSky Inc. Class A	3,314	38
	Wabash National Corp.	2,250	38
*	Hyliion Holdings Corp.	5,694	38
	Heartland Express Inc.	2,205	37
*	Frontline Ltd.	5,339	37
*	RR Donnelley & Sons Co.	3,436	36

		Shares	Market Value ($000)
*	Sterling Construction Co. Inc.	1,416	36
*	Workhorse Group Inc.	6,007	35
	Chase Corp.	347	34
	Insteel Industries Inc.	817	34
*	PAE Inc.	3,381	34
	CRA International Inc.	364	33
*	Forterra Inc.	1,386	33
*	Manitowoc Co. Inc.	1,735	33
	Myers Industries Inc.	1,720	33
	International Seaways Inc.	2,239	33
	Scorpio Tankers Inc.	2,368	33
*	Titan Machinery Inc.	960	32
	Costamare Inc.	2,643	32
*	Ideanomics Inc.	19,822	32
*	Yellow Corp.	2,438	32
*	BlueLinx Holdings Inc.	435	31
	Quanex Building Products Corp.	1,452	31
*	Diversey Holdings Ltd.	2,351	31
	Argan Inc.	744	29
	Kelly Services Inc. Class A	1,721	29
*	Napco Security Technologies Inc.	630	29
*	Forrester Research Inc.	500	28
*	SP Plus Corp.	1,020	28
	VSE Corp.	516	28
*	Franklin Covey Co.	606	27
*	Transcat Inc.	301	27
*	Tutor Perini Corp.	2,107	27
*	Advantage Solutions Inc.	3,718	27
*	Loyalty Ventures Inc.	936	27
	Cass Information Systems Inc.	641	26
	Greif Inc. Class B	441	26
*	Modine Manufacturing Co.	2,489	26
	Luxfer Holdings plc	1,383	26
	Pactiv Evergreen Inc.	2,068	26
*	Paya Holdings Inc. Class A	3,992	26
*	Cantaloupe Inc.	2,830	26
*	Thermon Group Holdings Inc.	1,468	25
	Allied Motion Technologies Inc.	617	24
*	Babcock & Wilcox Enterprises Inc.	2,694	24
*	BrightView Holdings Inc.	1,732	24
*	DXP Enterprises Inc.	868	24
*	Willdan Group Inc.	590	24
	Genco Shipping & Trading Ltd.	1,551	24
*	International Money Express Inc.	1,557	24
	Barrett Business Services Inc.	328	23
*	CIRCOR International Inc.	866	23
	Resources Connection Inc.	1,313	23
*	Flywire Corp.	563	23
	Ennis Inc.	1,143	22
*	BTRS Holdings Inc.	3,012	22
*	View Inc.	5,132	22
*	CS Disco Inc.	609	22
*	Ducommun Inc.	491	21
*	IES Holdings Inc.	429	21
	REV Group Inc.	1,333	21
*	Vectrus Inc.	504	21
*	Vishay Precision Group Inc.	607	21
*	Eos Energy Enterprises Inc.	2,000	20

		Shares	Market Value ($000)
*	PureCycle Technologies Inc.	1,599	20
*	I3 Verticals Inc. Class A	1,011	19
	National Presto Industries Inc.	231	19
*	Velodyne Lidar Inc.	3,425	19
*	Blue Bird Corp.	867	18
	Hyster-Yale Materials Handling Inc.	449	18
	Miller Industries Inc.	544	18
	Dorian LPG Ltd.	1,459	18
	Ardagh Group SA	848	18
*	Daseke Inc.	1,767	17
*	Titan International Inc.	2,441	17
	Kronos Worldwide Inc.	1,172	16
	Eagle Bulk Shipping Inc.	401	16
*	Custom Truck One Source Inc.	2,128	16
*	Legalzoom.com Inc.	895	16
	Nordic American Tankers Ltd.	7,465	15
*	ShotSpotter Inc.	406	14
*	Infrastructure and Energy Alternatives Inc.	1,452	14
*	Astronics Corp.	1,267	13
*	Commercial Vehicle Group Inc.	1,550	13
*	Atlanticus Holdings Corp.	225	13
*	Luna Innovations Inc.	1,568	13
*	Teekay Tankers Ltd. Class A	1,165	13
*	Concrete Pumping Holdings Inc.	1,463	12
*	Covenant Logistics Group Inc. Class A	477	12
*	EVI Industries Inc.	354	12
*	Radiant Logistics Inc.	1,629	12
*	US Xpress Enterprises Inc. Class A	1,568	12
	US Lime & Minerals Inc.	102	12
*	Safe Bulkers Inc.	3,405	12
*	Byrna Technologies Inc.	839	12
*	Acacia Research Corp.	2,181	11
	Caesarstone Ltd.	959	11
*	Teekay Corp.	3,395	11
	Park Aerospace Corp.	791	10
	Powell Industries Inc.	401	10
*	Rekor Systems Inc.	1,523	10
*	INNOVATE Corp.	2,609	10
*	Lawson Products Inc.	194	9
	Park-Ohio Holdings Corp.	406	9
	Preformed Line Products Co.	141	9
*	PAM Transportation Services Inc.	136	9
*	CECO Environmental Corp.	1,327	8
*	Iteris Inc.	1,854	8
*	AgEagle Aerial Systems Inc.	3,372	8
*	Aersale Corp.	461	8
*	Mistras Group Inc.	907	7
	Universal Logistics Holdings Inc.	391	7
*	Target Hospitality Corp.	1,517	6
*	Atlas Technical Consultants Inc.	686	6
*	Karat Packaging Inc.	268	6
	Hirequest Inc.	258	6
*	Mayville Engineering Co. Inc.	367	5
*	Priority Technology Holdings Inc.	713	5
*	GreenBox POS	875	5
*	Hireright Holdings Corp.	246	5
*	Willis Lease Finance Corp.	128	4
*	StarTek Inc.	936	4

		Shares	Market Value ($000)
*	Team Inc.	1,463	2
*	IBEX Holdings Ltd.	123	2
*	BM Technologies Inc. (XASE)	206	2
			298,347
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	656	1
*,2	Media General Inc. CVR	5,133	—
*,2	NewStar Financial Inc. CVR	943	—
			1
Real Estate (3.5%)
	American Tower Corp.	22,928	6,018
	Prologis Inc.	37,483	5,651
	Crown Castle International Corp.	21,872	3,973
	Equinix Inc.	4,544	3,691
	Simon Property Group Inc.	16,530	2,526
	Public Storage	7,667	2,510
	Digital Realty Trust Inc.	14,233	2,387
	Realty Income Corp.	27,907	1,895
	SBA Communications Corp. Class A	5,491	1,888
	Welltower Inc.	21,427	1,706
	AvalonBay Communities Inc.	7,059	1,686
*	CBRE Group Inc. Class A	17,035	1,628
	Equity Residential	18,733	1,598
	Alexandria Real Estate Equities Inc.	7,850	1,571
*	CoStar Group Inc.	19,833	1,542
	Weyerhaeuser Co.	38,146	1,435
	Extra Space Storage Inc.	6,678	1,336
	Mid-America Apartment Communities Inc.	5,904	1,218
	Invitation Homes Inc.	29,233	1,182
	Essex Property Trust Inc.	3,312	1,124
	Duke Realty Corp.	18,791	1,096
	Sun Communities Inc.	5,806	1,095
	Ventas Inc.	20,116	944
	Healthpeak Properties Inc.	27,102	891
	Boston Properties Inc.	7,918	854
	UDR Inc.	14,844	842
	Camden Property Trust	4,925	814
	VICI Properties Inc.	29,554	804
	WP Carey Inc.	9,210	703
	Equity LifeStyle Properties Inc.	8,607	700
	Kimco Realty Corp.	29,628	664
	Iron Mountain Inc.	14,435	656
	Medical Properties Trust Inc.	29,686	632
*	Jones Lang LaSalle Inc.	2,564	602
	Regency Centers Corp.	8,469	587
	American Homes 4 Rent Class A	14,125	566
	CyrusOne Inc.	6,355	566
*	Host Hotels & Resorts Inc.	36,058	566
	CubeSmart	10,459	564
	Life Storage Inc.	3,917	518
	Gaming and Leisure Properties Inc.	11,036	498
*	Zillow Group Inc. Class C	8,877	482
	Rexford Industrial Realty Inc.	6,814	478
	Federal Realty Investment Trust	3,887	477
	Lamar Advertising Co. Class A	4,329	473
	Americold Realty Trust	13,017	425
	EastGroup Properties Inc.	2,021	412

		Shares	Market Value ($000)
	STORE Capital Corp.	12,393	408
	Apartment Income REIT Corp.	7,924	402
	National Retail Properties Inc.	8,945	394
	Healthcare Trust of America Inc. Class A	11,196	380
	First Industrial Realty Trust Inc.	6,269	379
	CoreSite Realty Corp.	2,197	376
	Kilroy Realty Corp.	5,772	372
	Vornado Realty Trust	9,152	367
*	Opendoor Technologies Inc.	23,076	366
	American Campus Communities Inc.	7,013	363
	STAG Industrial Inc.	8,136	355
	Brixmor Property Group Inc.	15,318	348
	Omega Healthcare Investors Inc.	12,322	344
	Innovative Industrial Properties Inc.	1,183	304
	Cousins Properties Inc.	7,746	292
	Douglas Emmett Inc.	8,731	286
	Terreno Realty Corp.	3,651	278
	Rayonier Inc.	7,101	268
	Spirit Realty Capital Inc.	5,931	264
	National Storage Affiliates Trust	4,112	252
	SL Green Realty Corp.	3,573	248
	Highwoods Properties Inc.	5,677	245
	Healthcare Realty Trust Inc.	7,760	243
	Kite Realty Group Trust	11,953	240
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,203	239
	Agree Realty Corp.	3,474	235
*	Ryman Hospitality Properties Inc.	2,932	227
*	Redfin Corp.	5,344	217
*	Park Hotels & Resorts Inc.	12,887	214
*	Digitalbridge Group Inc.	26,698	213
	Broadstone Net Lease Inc.	8,443	211
	Physicians Realty Trust	11,630	207
	Macerich Co.	10,815	204
	Hudson Pacific Properties Inc.	8,206	200
	Outfront Media Inc.	8,000	200
	Lexington Realty Trust	13,073	197
	JBG SMITH Properties	7,021	195
	EPR Properties	4,024	186
*	Howard Hughes Corp.	2,247	184
	PotlatchDeltic Corp.	3,353	182
	Apple Hospitality REIT Inc.	12,038	181
	Corporate Office Properties Trust	6,722	172
	PS Business Parks Inc.	953	167
	Sabra Health Care REIT Inc.	12,371	160
*	Equity Commonwealth	6,066	154
	SITE Centers Corp.	10,172	153
	Pebblebrook Hotel Trust	7,243	152
*	Zillow Group Inc. Class A	2,815	152
	Independence Realty Trust Inc.	6,161	151
	Essential Properties Realty Trust Inc.	5,550	150
	National Health Investors Inc.	2,549	133
	Uniti Group Inc.	9,960	132
	Kennedy-Wilson Holdings Inc.	5,733	124
	Newmark Group Inc. Class A	7,657	123
	eXp World Holdings Inc.	3,174	117
*	Cushman & Wakefield plc	6,554	116
*	Sunstone Hotel Investors Inc.	10,328	112
*	Xenia Hotels & Resorts Inc.	6,845	107

		Shares	Market Value ($000)
	Columbia Property Trust Inc.	5,512	106
	Monmouth Real Estate Investment Corp.	5,012	104
	Piedmont Office Realty Trust Inc. Class A	5,915	103
	Brandywine Realty Trust	7,792	100
	Washington REIT	3,977	100
	Four Corners Property Trust Inc.	3,657	99
	RLJ Lodging Trust	7,816	98
	Retail Opportunity Investments Corp.	5,588	98
	Tanger Factory Outlet Centers Inc.	4,811	95
	Urban Edge Properties	5,499	95
	CareTrust REIT Inc.	4,643	94
*	DiamondRock Hospitality Co.	10,020	87
	Service Properties Trust	10,105	86
*	Realogy Holdings Corp.	5,506	84
	Acadia Realty Trust	4,043	82
	American Assets Trust Inc.	2,397	82
	Easterly Government Properties Inc. Class A	3,852	81
	Alexander & Baldwin Inc.	3,522	78
	NexPoint Residential Trust Inc.	1,014	76
	St. Joe Co.	1,556	75
	Paramount Group Inc.	8,913	71
	Industrial Logistics Properties Trust	3,154	70
*	Mack-Cali Realty Corp.	4,090	68
	Global Net Lease Inc.	4,651	66
	Centerspace	641	66
	Empire State Realty Trust Inc. Class A	6,723	61
	Safehold Inc.	846	61
	Getty Realty Corp.	1,900	58
	LTC Properties Inc.	1,765	56
	RPT Realty	4,347	55
	Office Properties Income Trust	2,259	54
*	Apartment Investment and Management Co. Class A	7,022	52
*	Marcus & Millichap Inc.	1,179	51
*	Orion Office REIT Inc.	2,773	49
	GEO Group Inc.	5,717	48
	Global Medical REIT Inc.	2,863	47
	Community Healthcare Trust Inc.	1,067	46
*	Summit Hotel Properties Inc.	5,091	46
	UMH Properties Inc.	1,954	45
*	Radius Global Infrastructure Inc. Class A (XNMS)	2,744	45
	American Finance Trust Inc.	5,510	44
	Plymouth Industrial REIT Inc.	1,414	42
	NETSTREIT Corp.	1,927	41
	Armada Hoffler Properties Inc.	2,902	40
	Gladstone Commercial Corp.	1,820	40
	Gladstone Land Corp.	1,331	38
	Preferred Apartment Communities Inc. Class A	2,630	35
	Universal Health Realty Income Trust	636	35
	Ares Commercial Real Estate Corp.	2,179	32
	City Office REIT Inc.	1,870	31
	Diversified Healthcare Trust	11,059	31
*	Chatham Lodging Trust	2,439	29
*	CorePoint Lodging Inc.	1,800	28
	Phillips Edison & Co. Inc.	883	28
	Franklin Street Properties Corp.	4,501	26
*	Seritage Growth Properties Class A	1,776	26
	Alexander's Inc.	99	25
	One Liberty Properties Inc.	778	25

		Shares	Market Value ($000)
	RE/MAX Holdings Inc. Class A	921	25
	Saul Centers Inc.	499	25
	Urstadt Biddle Properties Inc. Class A	1,275	24
	RMR Group Inc. Class A	671	22
*	FRP Holdings Inc.	316	19
	CatchMark Timber Trust Inc. Class A	2,366	18
	Whitestone REIT	1,970	18
*	Forestar Group Inc.	857	17
	Indus Realty Trust Inc.	235	17
*	Tejon Ranch Co.	897	16
	Farmland Partners Inc.	1,299	15
	CTO Realty Growth Inc.	267	15
*	Hersha Hospitality Trust Class A	1,557	14
	Postal Realty Trust Inc. Class A	609	11
*	Braemar Hotels & Resorts Inc.	2,131	9
	BRT Apartments Corp.	474	9
*	Ashford Hospitality Trust Inc.	885	9
*	Fathom Holdings Inc.	276	7
	Clipper Realty Inc.	607	5
	Retail Value Inc.	713	4
*	Rafael Holdings Inc. Class B	518	3
*	Bridge Investment Group Holdings Inc. Class A	73	2
			81,953
Technology (29.6%)
	Apple Inc.	798,653	132,017
	Microsoft Corp.	383,372	126,739
*	Alphabet Inc. Class A	15,191	43,111
*	Alphabet Inc. Class C	14,384	40,981
	NVIDIA Corp.	121,704	39,768
*	Meta Platforms Inc. Class A	121,745	39,501
*	Adobe Inc.	24,277	16,262
*	salesforce.com Inc.	47,002	13,394
	Broadcom Inc.	20,296	11,237
	QUALCOMM Inc.	57,363	10,357
	Intel Corp.	205,532	10,112
*	Advanced Micro Devices Inc.	61,550	9,748
	Texas Instruments Inc.	46,957	9,033
	Intuit Inc.	12,980	8,467
	Oracle Corp.	85,740	7,780
	Applied Materials Inc.	46,560	6,853
*	ServiceNow Inc.	10,023	6,492
	International Business Machines Corp.	45,449	5,322
	Lam Research Corp.	7,239	4,921
	Analog Devices Inc.	27,265	4,915
	Micron Technology Inc.	56,957	4,784
*	Snowflake Inc. Class A	9,948	3,384
	KLA Corp.	7,771	3,172
	NXP Semiconductors NV	13,478	3,010
	Marvell Technology Inc.	41,655	2,965
	Xilinx Inc.	12,475	2,850
*	Autodesk Inc.	11,192	2,845
*	Palo Alto Networks Inc.	4,822	2,637
*	Synopsys Inc.	7,694	2,624
*	Workday Inc. Class A	9,539	2,616
*	Atlassian Corp. plc Class A	6,911	2,601
*	Cadence Design Systems Inc.	13,974	2,480
	Roper Technologies Inc.	5,327	2,473
*	Cloudflare Inc. Class A	13,101	2,466

		Shares	Market Value ($000)
*	Twilio Inc. Class A	8,445	2,417
	Amphenol Corp. Class A	29,635	2,388
*	DocuSign Inc. Class A	9,670	2,382
*	Zoom Video Communications Inc. Class A	10,821	2,288
	Microchip Technology Inc.	27,309	2,278
*	Fortinet Inc.	6,810	2,262
*	Crowdstrike Holdings Inc. Class A	9,993	2,170
	HP Inc.	61,063	2,154
*	Datadog Inc. Class A	11,759	2,097
	Cognizant Technology Solutions Corp. Class A	26,777	2,088
*	Match Group Inc.	14,030	1,824
*	HubSpot Inc.	2,257	1,821
*	Twitter Inc.	39,582	1,739
*	ANSYS Inc.	4,422	1,731
*	Palantir Technologies Inc. Class A	82,223	1,698
*	EPAM Systems Inc.	2,739	1,667
*	MongoDB Inc. Class A	3,142	1,565
	Corning Inc.	38,480	1,427
*	Zscaler Inc.	3,954	1,372
*	Okta Inc.	6,302	1,356
*	ON Semiconductor Corp.	21,562	1,325
	CDW Corp.	6,941	1,314
*	DoorDash Inc. Class A	7,313	1,307
*	Unity Software Inc.	7,557	1,303
*	Gartner Inc.	4,133	1,291
	Teradyne Inc.	8,437	1,290
	Skyworks Solutions Inc.	8,380	1,271
	Monolithic Power Systems Inc.	2,292	1,269
*	VeriSign Inc.	5,000	1,200
	VMware Inc. Class A	10,083	1,177
*	Pinterest Inc. Class A	28,325	1,135
*	Paycom Software Inc.	2,588	1,132
*	Tyler Technologies Inc.	2,025	1,051
*	Splunk Inc.	8,343	1,010
	NetApp Inc.	11,290	1,003
	Entegris Inc.	6,850	1,001
	Hewlett Packard Enterprise Co.	65,856	945
*	Akamai Technologies Inc.	8,144	918
*	Western Digital Corp.	15,655	905
*	RingCentral Inc. Class A	4,086	882
	SS&C Technologies Holdings Inc.	11,303	863
*	Qorvo Inc.	5,588	817
*	Nuance Communications Inc.	14,306	794
*	Dell Technologies Inc. Class C	13,828	781
*	Coupa Software Inc.	3,743	736
*	Wolfspeed Inc.	5,897	723
*	Ceridian HCM Holding Inc.	6,543	716
*	F5 Inc.	3,080	701
	NortonLifeLock Inc.	27,866	692
*	Dynatrace Inc.	10,014	629
	Leidos Holdings Inc.	7,079	622
*	Zendesk Inc.	6,070	620
*	Avalara Inc.	4,325	604
*	GoDaddy Inc. Class A	8,511	597
*	PTC Inc.	5,301	581
*	Elastic NV	3,548	552
*	Black Knight Inc.	7,675	549
*	Globant SA	2,057	545

		Shares	Market Value ($000)
*	IAC/InterActiveCorp.	3,937	526
*	Lattice Semiconductor Corp.	6,881	522
*	Clarivate plc	22,219	519
	Citrix Systems Inc.	6,273	505
*	Synaptics Inc.	1,785	504
*	Aspen Technology Inc.	3,452	501
*	Manhattan Associates Inc.	3,195	499
*	Guidewire Software Inc.	4,251	495
*	Five9 Inc.	3,417	486
	Amdocs Ltd.	6,513	455
*	Silicon Laboratories Inc.	2,234	438
*	Arrow Electronics Inc.	3,528	429
*	Pure Storage Inc. Class A	13,765	426
	Brooks Automation Inc.	3,741	423
	Jabil Inc.	7,215	422
*	Wix.com Ltd.	2,730	417
*	Smartsheet Inc. Class A	6,206	397
	Vertiv Holdings Co. Class A	15,367	394
*	Asana Inc. Class A	3,774	392
*	DXC Technology Co.	12,883	386
*	Dropbox Inc. Class A	15,483	381
	Concentrix Corp.	2,154	358
*	Rapid7 Inc.	2,830	351
	Bentley Systems Inc. Class B	7,045	338
*	II-VI Inc.	5,352	335
*	Nutanix Inc. Class A	9,961	331
*	Ambarella Inc.	1,801	323
	Universal Display Corp.	2,211	316
	Power Integrations Inc.	3,117	312
	KBR Inc.	7,063	311
*	Anaplan Inc.	7,189	308
*	Workiva Inc. Class A	2,197	306
*	Blackline Inc.	2,731	301
*	CACI International Inc. Class A	1,153	299
*	IPG Photonics Corp.	1,822	299
*	Novanta Inc.	1,834	296
*	New Relic Inc.	2,656	294
*	MicroStrategy Inc. Class A	404	291
*	Semtech Corp.	3,384	290
	National Instruments Corp.	6,912	287
*	Varonis Systems Inc. Class B	5,471	283
	Dolby Laboratories Inc. Class A	3,231	269
*	SPS Commerce Inc.	1,905	269
*	Rogers Corp.	975	266
*	Ziff Davis Inc.	2,283	260
*	NCR Corp.	6,655	259
	Science Applications International Corp.	3,057	256
*	Change Healthcare Inc.	12,544	254
*	MaxLinear Inc.	3,760	253
*	DigitalOcean Holdings Inc.	2,509	253
*	Sprout Social Inc. Class A	2,248	251
*	Mimecast Ltd.	3,090	250
*	Diodes Inc.	2,342	249
*	Sailpoint Technologies Holdings Inc.	4,726	249
*	Onto Innovation Inc.	2,600	245
*	Cirrus Logic Inc.	2,992	240
*	Digital Turbine Inc.	4,521	240
*	Perficient Inc.	1,750	240

		Shares	Market Value ($000)
	CDK Global Inc.	6,165	238
*	Teradata Corp.	5,489	238
	Pegasystems Inc.	2,066	237
*	Tenable Holdings Inc.	4,747	234
*	Q2 Holdings Inc.	2,901	233
*	Upwork Inc.	6,167	230
*	Qualys Inc.	1,750	228
*	Everbridge Inc.	2,005	227
*	Fastly Inc. Class A	5,576	227
*	Sitime Corp.	750	224
*	Fabrinet	2,015	223
	TD SYNNEX Corp.	2,118	219
*	Envestnet Inc.	2,800	215
*	Mandiant Inc.	12,683	215
	CMC Materials Inc.	1,588	211
*	Alteryx Inc. Class A	3,135	208
*	Alarm.com Holdings Inc.	2,587	206
	Avnet Inc.	5,423	197
*	Blackbaud Inc.	2,605	197
*	MACOM Technology Solutions Holdings Inc. Class H	2,660	191
*	Insight Enterprises Inc.	1,881	186
*	Box Inc. Class A	7,736	181
*	Cargurus Inc.	4,838	181
	Kulicke & Soffa Industries Inc.	3,114	180
*	FormFactor Inc.	4,273	179
*	Altair Engineering Inc. Class A	2,388	178
*	nCino Inc.	2,857	177
	Advanced Energy Industries Inc.	1,838	161
*	LiveRamp Holdings Inc.	3,423	161
	Switch Inc. Class A	5,865	160
*	PagerDuty Inc.	4,450	158
*	Dun & Bradstreet Holdings Inc.	8,103	154
	Xerox Holdings Corp.	8,234	152
*	Appian Corp. Class A	1,998	149
*	CommVault Systems Inc.	2,367	149
*	Verint Systems Inc.	3,071	146
*	Cerence Inc.	1,924	145
*	Kyndryl Holdings Inc.	9,146	145
*	Vimeo Inc.	7,357	142
	Shutterstock Inc.	1,219	139
*	3D Systems Corp.	6,104	139
*,1	Skillz Inc. Class A	14,978	139
*	Rambus Inc.	5,136	138
*	Momentive Global Inc.	6,669	136
*	Plexus Corp.	1,602	135
*	TechTarget Inc.	1,346	130
	Vishay Intertechnology Inc.	6,339	129
*	LivePerson Inc.	3,312	128
*	Yelp Inc. Class A	3,725	128
*	Zuora Inc. Class A	6,477	128
	Progress Software Corp.	2,587	125
*	Appfolio Inc. Class A	968	117
*	Magnite Inc.	6,643	117
*	Ultra Clean Holdings Inc.	2,107	115
	Amkor Technology Inc.	5,222	113
*	BigCommerce Holdings Inc. Series 1	2,482	112
*	Sanmina Corp.	3,029	111
*	Domo Inc. Class B	1,422	103

		Shares	Market Value ($000)
*	NetScout Systems Inc.	3,362	101
*	Axcelis Technologies Inc.	1,624	100
	Xperi Holding Corp.	5,493	98
*	Allscripts Healthcare Solutions Inc.	5,809	97
*	Duck Creek Technologies Inc.	3,382	97
*	Bottomline Technologies DE Inc.	2,113	95
*	E2open Parent Holdings Inc.	7,610	93
*	ePlus Inc.	846	89
*	Covetrus Inc.	4,756	86
*	Super Micro Computer Inc.	2,050	85
*	Schrodinger Inc.	2,111	83
	McAfee Corp.Class A	3,226	83
	Methode Electronics Inc.	1,855	82
*	JFrog Ltd.	2,527	81
	CSG Systems International Inc.	1,510	80
*	TTM Technologies Inc.	5,821	80
*	Jamf Holding Corp.	2,488	80
*	Avaya Holdings Corp.	4,038	79
*	Bandwidth Inc. Class A	1,102	79
*	Cohu Inc.	2,327	77
*	Grid Dynamics Holdings Inc.	1,968	77
*	Porch Group Inc.	3,609	76
*	Vroom Inc.	5,428	75
*	Ping Identity Holding Corp.	3,081	73
*	PROS Holdings Inc.	1,904	69
*	Impinj Inc.	906	68
*	Veeco Instruments Inc.	2,417	64
*	Ichor Holdings Ltd.	1,344	64
*	PAR Technology Corp.	1,150	60
*	C3.ai Inc. Class A	1,621	60
*	Allegro MicroSystems Inc.	1,895	59
*	Unisys Corp.	3,151	57
*	Avid Technology Inc.	1,752	56
*	Sumo Logic Inc.	3,954	56
*	Eventbrite Inc. Class A	3,643	55
*	MicroVision Inc.	7,707	55
*	Paycor HCM Inc.	1,827	54
	Sapiens International Corp. NV	1,505	53
*	Yext Inc.	5,395	52
*	nLight Inc.	2,066	51
*	Alpha & Omega Semiconductor Ltd.	1,024	50
	CTS Corp.	1,409	49
*	CEVA Inc.	1,095	48
*	Model N Inc.	1,676	47
*	SMART Global Holdings Inc.	828	47
	A10 Networks Inc.	2,800	43
*	Parsons Corp.	1,265	42
*	NeoPhotonics Corp.	2,639	41
*	Procore Technologies Inc.	478	41
*	Consensus Cloud Solutions Inc.	660	41
*	Agilysys Inc.	912	40
	Benchmark Electronics Inc.	1,653	39
*	PDF Solutions Inc.	1,295	39
*	ScanSource Inc.	1,262	39
	Ebix Inc.	1,230	38
*	Tucows Inc. Class A	465	38
*	Photronics Inc.	2,789	37
*	Rackspace Technology Inc.	2,609	37

		Shares	Market Value ($000)
*	ChannelAdvisor Corp.	1,420	36
*	Aeva Technologies Inc.	3,569	36
*	Mitek Systems Inc.	2,060	35
	Simulations Plus Inc.	743	35
*	Veritone Inc.	1,379	35
	American Software Inc. Class A	1,513	34
*	OneSpan Inc.	1,716	29
*	Telos Corp.	1,873	29
*	Cleanspark Inc.	1,587	28
*	Diebold Nixdorf Inc.	3,360	27
*	Digimarc Corp.	632	27
*	Upland Software Inc.	1,389	27
*	Datto Holding Corp.	1,166	27
*	Atomera Inc.	1,040	25
	SolarWinds Corp.	1,708	25
*	Identiv Inc.	1,000	23
*	DoubleVerify Holdings Inc.	744	23
*	DSP Group Inc.	984	22
	Hackett Group Inc.	1,075	22
*	Kimball Electronics Inc.	1,047	22
	PC Connection Inc.	496	22
*	Groupon Inc. Class A	1,073	22
*	Zix Corp.	2,537	21
*	Kopin Corp.	3,764	20
*	ON24 Inc.	1,262	20
*	N-Able Inc.	1,699	20
*	GAN Ltd.	1,950	19
*	Brightcove Inc.	1,881	18
*	Limelight Networks Inc.	6,429	18
*	Xometry Inc. Class A	372	18
*	AXT Inc.	1,889	16
*	Mediaalpha Inc. Class A	1,006	16
*	TrueCar Inc.	4,681	15
*	Quantum Corp.	2,711	15
*	Couchbase Inc.	455	15
	NVE Corp.	208	14
*	Rimini Street Inc.	2,135	14
*	Benefitfocus Inc.	1,296	13
*	comScore Inc.	3,726	13
*	EMCORE Corp.	1,768	13
*	Intapp Inc.	471	13
*	EverCommerce Inc.	776	13
*	MeridianLink Inc.	596	13
*	EverQuote Inc. Class A	921	12
*	Intelligent Systems Corp.	286	12
*	GTY Technologies Holdings Inc.	1,840	12
*	Smith Micro Software Inc.	1,924	11
*	eGain Corp.	949	10
*	Alkami Technology Inc.	352	10
*	Ouster Inc.	1,467	10
*	VirnetX Holding Corp.	2,928	9
*	Daktronics Inc.	1,663	8
*	SecureWorks Corp. Class A	401	7
*	SkyWater Technology Inc.	397	7
*	1stdibs.com Inc.	438	6
*	Informatica Inc. Class A	178	6
*	Viant Technology Inc. Class A	543	5
*	Freshworks Inc. Class A	73	3

		Shares	Market Value ($000)
*	Expensify Inc. Class A	58	3
*	Amplitude Inc. Class A	26	2
*	EngageSmart Inc.	52	1
			696,222
Telecommunications (2.6%)
	Cisco Systems Inc.	214,930	11,787
	Comcast Corp. Class A	231,867	11,589
	Verizon Communications Inc.	210,483	10,581
	AT&T Inc.	363,225	8,292
*	Charter Communications Inc. Class A	6,511	4,208
*	T-Mobile US Inc.	29,962	3,260
	Motorola Solutions Inc.	8,452	2,140
*	Arista Networks Inc.	12,240	1,518
*	Roku Inc.	5,898	1,342
*	Liberty Broadband Corp. Class C	7,128	1,104
	Lumen Technologies Inc.	56,783	701
	Juniper Networks Inc.	16,581	516
	Cable One Inc.	275	487
*	Ciena Corp.	7,809	470
*	DISH Network Corp. Class A	12,812	400
*	Lumentum Holdings Inc.	3,907	339
*	Vonage Holdings Corp.	12,935	267
*	Iridium Communications Inc.	6,269	241
*	Liberty Broadband Corp. Class A	1,512	229
*	Calix Inc.	2,848	191
*	Viavi Solutions Inc.	12,803	190
	Cogent Communications Holdings Inc.	2,396	180
*	Altice USA Inc. Class A	10,809	171
*	ViaSat Inc.	3,711	164
*	fuboTV Inc.	6,556	129
*	8x8 Inc.	5,200	112
	Ubiquiti Inc.	345	103
	InterDigital Inc.	1,481	101
*	Vocera Communications Inc.	1,655	97
*	CommScope Holding Co. Inc.	9,459	94
*	Liberty Latin America Ltd. Class C	8,198	92
	Telephone and Data Systems Inc.	4,892	86
*	Extreme Networks Inc.	5,971	81
*	Infinera Corp.	8,750	71
	Shenandoah Telecommunications Co.	2,231	57
*	IDT Corp. Class B	912	50
*	Plantronics Inc.	1,971	50
*	EchoStar Corp. Class A	1,792	49
*	Harmonic Inc.	4,324	46
*	WideOpenWest Inc.	2,467	46
	ADTRAN Inc.	2,174	44
*	Globalstar Inc.	29,471	41
*	Gogo Inc.	2,946	38
*	NETGEAR Inc.	1,439	38
*	Digi International Inc.	1,636	35
*	Anterix Inc.	540	32
	Comtech Telecommunications Corp.	1,274	32
*	Clearfield Inc.	475	31
*	Inseego Corp.	4,042	26
*	Consolidated Communications Holdings Inc.	3,131	24
*	Liberty Latin America Ltd. Class A	2,078	24
*	Ooma Inc.	1,091	21
*	US Cellular Corp.	689	20

		Shares	Market Value ($000)
	ATN International Inc.	499	19
*	Ribbon Communications Inc.	3,408	19
*	Telesat Corp.	594	18
*	CalAmp Corp.	1,854	17
*	Akoustis Technologies Inc.	2,107	15
*	Aviat Networks Inc.	468	15
*	Cambium Networks Corp.	467	13
*	DZS Inc.	846	11
*	Casa Systems Inc.	1,540	8
*	KVH Industries Inc.	798	8
*	Hemisphere Media Group Inc. Class A	805	6
*	Kaltura Inc.	849	4
*	IHS Holding Ltd.	106	1
			62,191
Utilities (2.6%)
	NextEra Energy Inc.	99,657	8,648
	Duke Energy Corp.	39,101	3,793
	Waste Management Inc.	21,424	3,442
	Southern Co.	53,572	3,273
	Dominion Energy Inc.	40,880	2,911
	Exelon Corp.	49,511	2,611
	American Electric Power Co. Inc.	25,312	2,052
	Sempra Energy (XNYS)	16,265	1,950
	Xcel Energy Inc.	27,371	1,744
	Public Service Enterprise Group Inc.	25,855	1,616
	American Water Works Co. Inc.	9,242	1,558
	Eversource Energy	17,546	1,444
	WEC Energy Group Inc.	16,352	1,421
	Republic Services Inc. Class A	10,634	1,406
	Consolidated Edison Inc.	18,067	1,403
	Edison International	19,101	1,247
	PPL Corp.	39,068	1,087
	Ameren Corp.	13,141	1,072
	DTE Energy Co.	9,781	1,060
	FirstEnergy Corp.	27,560	1,038
	Entergy Corp.	10,249	1,028
*	PG&E Corp.	76,452	908
	CMS Energy Corp.	14,266	840
	CenterPoint Energy Inc.	29,635	768
	AES Corp.	32,837	768
	Evergy Inc.	11,491	727
	Alliant Energy Corp.	12,392	679
	Atmos Energy Corp.	6,335	572
	Essential Utilities Inc.	11,265	532
	Vistra Corp.	24,586	489
	NiSource Inc.	19,663	482
*	Sunrun Inc.	10,238	471
	NRG Energy Inc.	12,396	447
	UGI Corp.	10,310	425
	Pinnacle West Capital Corp.	5,786	376
	OGE Energy Corp.	10,018	344
	IDACORP Inc.	2,655	278
*	Evoqua Water Technologies Corp.	6,091	274
	National Fuel Gas Co.	4,606	266
*	Clean Harbors Inc.	2,575	261
*	Stericycle Inc.	4,622	261
	Brookfield Renewable Corp. Class A	6,804	252
	Portland General Electric Co.	5,075	247

		Shares	Market Value ($000)
*	Casella Waste Systems Inc. Class A	2,710	230
	Hawaiian Electric Industries Inc.	5,940	226
	PNM Resources Inc.	4,392	216
	Southwest Gas Holdings Inc.	3,212	211
	Brookfield Infrastructure Corp. Class A	3,396	201
	Black Hills Corp.	2,984	191
	ONE Gas Inc.	2,944	191
	Ormat Technologies Inc. (XNYS)	2,346	177
	Spire Inc.	2,922	175
	New Jersey Resources Corp.	4,587	169
	California Water Service Group	2,634	166
	American States Water Co.	1,757	165
*	Sunnova Energy International Inc.	4,417	163
	NorthWestern Corp.	2,741	152
	Avangrid Inc.	2,977	151
	ALLETE Inc.	2,502	147
	Clearway Energy Inc. Class C	3,620	135
	Avista Corp.	3,327	128
	MGE Energy Inc.	1,709	124
	Chesapeake Utilities Corp.	923	118
	South Jersey Industries Inc.	4,821	113
	SJW Group	1,477	99
	Middlesex Water Co.	922	95
	Clearway Energy Inc. Class A	2,392	83
	Northwest Natural Holding Co.	1,446	62
*	Harsco Corp.	3,802	55
*	US Ecology Inc.	1,458	50
	Unitil Corp.	718	30
	York Water Co.	598	28
*	Heritage-Crystal Clean Inc.	692	22
	Artesian Resources Corp. Class A	403	17
*	Pure Cycle Corp.	931	14
	Global Water Resources Inc.	630	11
	Via Renewables Inc. Class A	617	7
*	Sharps Compliance Corp.	614	5
*	Cadiz Inc.	991	4
*	Aris Water Solution Inc. Class A	165	2
			60,604
Total Common Stocks (Cost $1,575,028)			2,347,258
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 0.077% (Cost $3,308)	33,083	3,308
Total Investments (100.0%) (Cost $1,578,336)			2,350,566
Other Assets and Liabilities—Net (0.0%)			1,044
Net Assets (100%)			2,351,610
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,729,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,920,000 was received for securities on loan, of which $1,910,000 is held in Vanguard Market Liquidity Fund and $10,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	7	769	(31)
E-mini S&P 500 Index	December 2021	16	3,653	(55)
				(86)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,347,126	18	114	2,347,258
Temporary Cash Investments	3,308	—	—	3,308
Total	2,350,434	18	114	2,350,566
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	86	—	—	86
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.